UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-7762

First Eagle Funds, Inc.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas
New York, New York 10105-4300
(Address of principal executive offices) (Zip code)

Robert Bruno
First Eagle Funds, Inc.
1345 Avenue of the Americas
New York, NY 10105-4300
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-632-2700

Date of fiscal year end: October 31, 2003

Date of reporting period: April 30, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.

Reports to Stockholders.

First Eagle Funds

Advised by
Arnhold and S. Bleichroeder Advisers, LLC

SEMI-ANNUAL REPORT
April 30, 2003

First Eagle
Global Fund

First Eagle
Overseas Fund

First Eagle
U.S. Value Fund

First Eagle
Gold Fund

First Eagle
Fund of America

Semi-Annual Report

FIRST EAGLE FUNDS, INC.

TABLE OF CONTENTS

Letters from the Co-Presidents	1

Performance Chart	2

Management’s Discussion Letter: First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund	4

First Eagle Global Fund:
Fund Overview	7
Schedule of Investments	8

First Eagle Overseas Fund:
Fund Overview	17
Schedule of Investments	18

First Eagle U.S. Value Fund:
Fund Overview	27
Schedule of Investments	28

First Eagle Gold Fund:
Fund Overview	32
Schedule of Investments	33

First Eagle Fund of America:
Management’s Discussion Letter	36
Fund Overview	37
Schedule of Investments	38

Statements of Assets and Liabilities	44

Statements of Operations	45

Statements of Changes in Net Assets	46

Notes to Financial Statements	48

Financial Highlights	56

Additional Information	66

Results of Meeting of Shareholders of First Eagle Fund of America	70

FIRST EAGLE FUNDS, INC.

LETTERS FROM THE CO-PRESIDENTS

Dear Shareholder:

At the end of our letter to you a year ago, we indicated that “we looked at gold (both with the First Eagle Gold Fund and with the modest exposure to gold in the three other funds) as insurance against something bad happening.’’

A big stock market bubble burst three years ago. Many excesses associated with the bubble have not been corrected yet. Indeed, one may argue that new quasi-bubbles have popped up, in Treasury notes and bonds and in residential real estate. So the world remains an unstable, potentially dangerous place. Therefore, today we still look at gold as insurance (whether it’s needed or not, time will tell).

At the same time, up until recently, equities had been declining for three years in the U.S. and in Europe, and for thirteen years in Japan. Being “value” investors, we are more price conscious than we are outlook conscious, to speak like Martin J. Whitman. So whenever we have come across stocks that we liked at prices that we liked, we have been buying them, without worrying at all whether the short-term outlook was good or not. There too, time will tell.

Sincerely,

Jean-Marie Eveillard Co-President

Dear Shareholder:

This shareholder report marks the first time First Eagle Fund of America has been included in our semiannual communications to shareholders. As you have been informed previously, the First Eagle Fund of America has been combined into the First Eagle Fund family (with the former First Eagle SoGen Funds). This combination has allowed for increased efficiencies in services provided to all Funds which benefits both the Funds and their shareholders. Additionally, we are always pleased to offer our investors expanded investment options.

While it is a new addition to the fund family, First Eagle Fund of America has been advised by Arnhold and S. Bleichroeder Advisers, LLC for almost 15 years. The Fund is led by the seasoned portfolio management team of Harold Levy and David Cohen, who have been at the helm since the Fund’s 1987 inception. We are confident that you will find First Eagle Fund of America provides a nice complement to the other First Eagle Funds managed by the highly regarded team of Jean-Marie Eveillard and Charles de Vaulx.

Thank you for your continued trust in us.

Sincerely,

John P. Arnhold Co-President June 3, 2003

PERFORMANCE

FIRST EAGLE FUNDS	Average Annual Returns[1] as of April 30, 2003 (unaudited)

	ONE-YEAR	THREE-YEARS	FIVE-YEARS	TEN-YEARS	FIFTEEN-YEARS	SINCE INCEPTION	INCEPTION DATE
FIRST EAGLE GLOBAL FUND
First Eagle Global Fund - Class A (SGENX)
without sales load	4.13%	12.06%	8.98%	10.83%	11.01%	14.84%	1/01/79	[2]
with sales load	(1.08%)	10.16%	8.15%	10.40%	10.73%	14.66%	1/01/79	[2]
First Eagle Global Fund – Class I (SGIIX)	4.46%	12.32%	—	—	—	10.66%	7/31/98
First Eagle Global Fund – Class C (FESGX)	2.44%	—	—	—	—	11.11%	6/05/00
MSCI World Index[3]	(14.58%)	(14.82%)	(4.25%)	5.26%	5.54%	10.33%	1/01/79

FIRST EAGLE OVERSEAS FUND
First Eagle Overseas Fund - Class A (SGOVX)
without sales load	4.70%	10.23%	9.81%	—	—	11.20%	8/31/93
with sales load	(0.54%)	8.37%	8.98%	—	—	10.77%	8/31/93
First Eagle Overseas Fund – Class I (SGOIX)	5.00%	10.46%	—	—	—	11.01%	7/31/98
First Eagle Overseas Fund – Class C (FESOX)	3.04%	—	—	—	—	9.15%	6/05/00
MSCI EAFE Index[4]	(16.27%)	(15.49%)	(5.52%)	—	—	1.09%	8/31/93

FIRST EAGLE U.S. VALUE FUND[5]
First Eagle U.S. Value Fund - Class A (FEVAX)
without sales load	(6.98%)	—	—	—	—	7.62%	9/04/01
with sales load	(11.60%)	—	—	—	—	4.20%	9/04/01
First Eagle U.S. Value Fund - Class I (FEVIX)	(6.80%)	—	—	—	—	7.85%	9/04/01
First Eagle U.S. Value Fund - Class C (FEVCX)	(8.66%)	—	—	—	—	6.78%	9/04/01
Russell 2000 Index[6]	(20.76%)	—	—	—	—	(7.80%)	9/04/01

FIRST EAGLE GOLD FUND
First Eagle Gold Fund - Class A (SGGDX)
without sales load	15.64%	35.88%	10.65%	—	—	4.38%	8/31/93
with sales load	9.86%	33.58%	9.81%	—	—	3.96%	8/31/93
MSCI World Index[3]	(14.58%)	(14.82%)	(4.25%)	—	—	4.59%	8/31/93
Financial Times Gold Mines Index[7]	(10.78%)	13.48%	(3.17%)	—	—	(5.35%)	8/31/93

FIRST EAGLE FUND OF AMERICA
First Eagle Fund of America - Class Y (FEAFX)	(8.08%)	3.50%	3.65%	13.87%	13.33%	13.09%	4/10/87
First Eagle Fund of America - Class C (FEAMX)	(9.67%)	2.73%	2.86%	—	—	4.03%	3/02/98
First Eagle Fund of America - Class A (FEFAX)
without sales load	(8.28%)	3.28%	—	—	—	4.17%	11/20/98
with sales load	(12.88%)	1.54%	—	—	—	2.97%	11/20/98
Standard & Poor’s 500 Index[8]	(13.31%)	(12.97%)	(2.43%)	9.66%	11.34%	10.01%	4/10/87

Please see the following page for important notes to this table.

Performance data quoted herein represents past information and should not be considered indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

FIRST EAGLE FUNDS PERFORMANCE — (Continued)

(1)

The average annual returns shown on the prior page are historical and reflect changes in share price, reinvested dividends and are net of expenses. The average annual returns for Class A Shares “with sales load” of First Eagle Global Fund, First Eagle Overseas Fund and First Eagle Gold Fund give effect to the deduction of the maximum sales load of 3.75% for periods prior to March 1, 2000 and of 5.00% thereafter. The average annual returns for Class A Shares “with sales load” of First Eagle U.S. Value Fund and First Eagle Fund of America give effect to the deduction of the maximum sales load of 5.00%.

The average annual returns for Class C Shares reflect the CDSC (Contingent Deferred Sales Charge) of 1.00% which pertains to the first year of investment only.

Class I Shares of First Eagle Global Fund, First Eagle Overseas Fund and First Eagle U.S. Value Fund require $1mm minimum investment and are offered without load.

Class Y Shares of First Eagle Fund of America are offered without load.

(2)

As of current management tenure January 1, 1979.

(3)

The MSCI World Index is a widely followed, unmanaged group of stocks from 23 international markets and is not available for purchase. This index is a trademark of Morgan Stanley Capital International SA in Geneva, Switzerland.

(4)

The MSCI EAFE Index is a widely followed, unmanaged group of stocks from 21 international markets and is not available for purchase. This index is a trademark of Morgan Stanley Capital International SA in Geneva, Switzerland.

(5)

Due to U.S. Value Fund’s inception date (September 4, 2001), the performance data shown on the previous page is of a very limited time period.

(6)

The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index and is not available for purchase.

(7)

The Financial Times Gold Mines Index is an unmanaged index composed of 32 gold mining companies and is not available for purchase.

(8)

The Standard & Poor’s 500 Index is a widely recognized unmanaged index of the stocks of 500 U.S. companies.

FIRST EAGLE FUNDS, INC.
First Eagle Global Fund  •  First Eagle Overseas Fund
First Eagle U.S. Value Fund  •  First Eagle Gold Fund

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

The six-month period ended April 30, 2003 was again characterized by very high volatility in many markets. Stock markets were volatile, down sharply from early January to early March, 2003, as the U.S. was preparing for the war in Iraq, and then recovering sharply during and after the war was over and as companies reported encouraging first quarter earnings. Bond markets were very strong, particularly high yield bonds, as fears of deflation surfaced and as companies focused increasingly on repairing their balance sheets. The U.S. dollar weakened significantly, especially against the Euro, as foreign investors began to pay attention to the record high current account deficit of the United States, the weak economic prospects of that country for the medium term and, as a corollary, the Federal Reserve Board’s determination to reflate at all costs. Gold was very volatile as well, shooting up from $318 per ounce to over $380 per ounce from late November 2002 to early February 2003, during the tense period preceding the war with Iraq. It then fell sharply to $325 per ounce late March as the U.S. achieved a rapid victory in Iraq, and finally climbing back over $338 per ounce late April 2003 as the U.S. dollar was falling sharply against most foreign currencies.

First Eagle Global Fund

The net asset value of the Fund’s Class ‘A’ shares rose 13.33% between November 1, 2002 and April 30, 2003, better than the MSCI World Index which was up 3.62% over that period. Almost half of that performance came from the First Eagle Global Fund’s stocks (and high yield bonds) in the U.S. where quite a few of our “value’’ stocks were up over that period. For example, the Fund benefited from strong moves in Rayonier, Inc. (paper and forest products) and Liberty Media Corporation (media). In high yield, the Fund benefited from strong moves in Lucent Technologies (telecommunications), Sanmina—SCI Corporation (technology), Blount International, Inc. (manufacturing), and Level 3 Communications, Inc. (telecommunications).

Outside the U.S., the Fund benefited from rebounds in some stocks from a variety of sectors or from different countries. For example, Amdocs Limited (software, Guernsey), Wendel Investissement (holding company, France), Merck KGaA (pharmaceutical, Germany), Shaw Brothers (Hong Kong) Limited (media, Hong Kong), and Shimano Inc. (consumer products, Japan). Takeovers also had a positive impact. Buderus AG, a German boiler manufacturer, was up sharply during the period as it received a takeover offer from Robert Bosch, the German auto parts manufacturer. So were Brau Union AG, the leading Austrian brewing company and its parent company, BBAG Oesterreichische Brau-Beteiligungs AG which received, and accepted, a takeover offer from Heineken NV.

The Fund’s gold related stocks also helped performance, contributing approximately 1.4% of the Fund’s total return during the period, in particular Industrias Peñoles, S.A. de C.V. (silver and gold, Mexico)

and Freeport McMoran Copper and Gold (common and preferred, U.S. company with a copper/gold mine in Indonesia).

The Fund’s foreign holdings benefited largely from the fall in the U.S. dollar. As of April 30, 2003, the Fund is approximately 25% hedged against the euro (up from 18% on November 1, 2002) believing the latter (and both the Swiss franc and the pound sterling) still remains undervalued against the U.S. dollar. The Fund remains approximately 70% hedged to protect against a possible decline in the Japanese yen and approximately 35% hedged to protect against a possible decline in the South Korean won.

First Eagle Overseas Fund

The net asset value of the Fund’s Class ‘A’ shares rose 14.20% for the period from November 1, 2002 to April 30, 2003, while the MSCI EAFE Index was up 1.81% over the period.

As was the case for the First Eagle Global Fund, the foreign stocks that helped the performance of the First Eagle Overseas Fund came from a variety of industries as well as countries. For example, Amdocs Limited (software, Guernsey), Wendel Investissement (holding company, France), Merck KGaA (pharmaceutical, Germany), Kuehne & Nagel International AG (freight forwarding, Switzerland), Vivendi Universal S.A. (media, France), Encana Corporation (energy, Canada), Shaw Brothers (Hong-Kong) Limited (media, Hong Kong), and Shimano Inc. (consumer products, Japan). The number of stocks that were down over that period were few and include Secom Company, Limited (security service, Japan) and Nippon Television Network (media, Japan).

Mergers and acquisitions contributed significantly to the Fund’s performance with the takeovers of Buderus AG (boiler manufacturer, Germany) and Brau-Union AG and its parent company, BBAG Oesterreichische Brau-Beteiligungs AG (brewery, Austria), as well as the going private transaction at Hilti AG (power tools, Switzerland).

The Fund’s gold related securities also contributed positively, in particular Freeport McMoran Copper and Gold Inc. (a U.S. company with a copper/gold mine in Indonesia), Repadre Capital Corporation (a Canadian gold royalty company that merged with IAMGOLD Corporation) and some gold-linked notes.

Finally, the significant fall in the U.S. dollar helped the Fund which is now approximately 20% hedged against the euro (up from 15% on November 1, 2002), believing the latter (as well as the Swiss franc and the pound sterling) to remain undervalued against the U.S. dollar. The Fund remains approximately 70% and 50% hedged to protect against a possible decline in the Japanese yen and South Korean won, respectively.

First Eagle U.S. Value Fund

Between November 1, 2002 and April 30, 2003, the net asset value of the First Eagle U.S. Value Fund’s Class ‘A’ shares rose 6.76% while the Standard & Poor’s 500 Stock Index and the Russell 2000 Index rose 4.47% and 7.55%, respectively.

The six-month period saw a resurgence of NASDAQ stocks while small and mid cap value stocks were lagging, as the weak economic outlook signals modest earnings growth in the next two or three years. The First Eagle U.S. Value Fund managed to get good returns of stocks as varied as Liberty Media Corporation (media), Rayonier Inc. (paper and forest products), Ethyl Corporation (chemical), Kaneb

Services LLC (pipelines), Weyco Group, Inc. (shoes), CONSOL Energy, Inc. (coal) and ProLogis Trust (real estate). The Fund also benefited from a few high yield bonds, including Level 3 Communications, Inc., Blount International Inc., SCI Systems Inc. and Sola International Inc. The stocks that were down include Schering-Plough Corporation (pharmaceutical), GATX Corporation (railcar leasing) and Columbus McKinnon Corporation (hoist manufacturer).

The only instance of corporate activity that benefited the First Eagle U.S. Value Fund during this six month period was Dole Food Company, Inc. where David H. Murdock offered a sweetened price that was 13.5% higher than his previous bid to take the company private.

First Eagle Gold Fund

Between November 1, 2002 and April 30, 2003 the price of gold rose from $318 per ounce to $338.50 per ounce, i.e. 6.5%, helped by geopolitical uncertainty as well as a weakening of the U.S. dollar. Gold was very volatile during the period, shooting up to over $380 per ounce in early February 2003 as the U.S. was making its case for a war in Iraq, falling sharply to $325 per ounce in early April 2003 as the U.S. military obtained a rapid victory in Iraq and then rebounding as the U.S. dollar continued to decline sharply. Also helping gold was a lack of hedging activity by gold mining companies. The net asset value of the First Eagle Gold Fund was up 12.86% while the Financial Times Gold Mines Index rose 3.22% over that period.

The Fund’s performance was better than most of its peers. This is because we have allocated close to 28% of the Fund’s assets to a combination of gold bullion (15.4% currently at April 30, 2003) and gold-linked notes (12.6% at April 30, 2003), which have a one and a half to one leverage to the price of gold. Over the period, gold bullion—and therefore those notes—had a better performance than most traditional gold mining stocks, as the latter are somewhat expensive and are currently experiencing cost pressures. Also benefiting the Fund was the strong performance of Freeport McMoran Copper and Gold Inc. (both the common and preferred shares) as well as Repadre Capital Corporation, the Canadian royalty company that merged with IAMGOLD Corporation.

Outlook

Although we have revised downward the intrinsic values of some of our companies, the discounts at which our holdings are currently trading remain quite large, thus providing a “margin of safety.’’ We also derive great comfort from the fact that some of our holdings currently offer somewhat generous dividend yields, sometimes in excess of ten year bonds. We are also encouraged from the fact that corporate activity (takeovers, LBOs, going private transactions) appears to be gaining traction, sometimes benefiting some of your funds’ holdings.

We appreciate your confidence and thank you for your support.

Charles de Vaulx Co-Manager

FUND OVERVIEW

FIRST EAGLE GLOBAL FUND	Data as of April 30, 2003(unaudited)

THE INVESTMENT STYLE

The First Eagle Global Fund seeks long-term growth of capital by investing in a wide range of asset classes from markets in the United States and around the world. This truly global fund is managed with a highly disciplined, bottom-up, value oriented style that helps minimize risk.

ASSET ALLOCATION

Foreign Stocks	43.55%
U.S. Stocks	31.20%
U.S. Dollar Notes and Bonds	15.13%
U.S. Dollar Cash and Equivalents	6.51%
Foreign Currency Notes and Bonds	3.61%

TOP 5 COUNTRIES

United States	46.79%
Japan	10.00%
Germany	7.67%
France	6.82%
Switzerland	3.58%

The Fund’s portfolio composition is subject to change at any time.

AVERAGE ANNUAL RETURNS

	ONE-YEAR	FIVE-YEARS	TEN-YEARS

First Eagle Global Fund (A Shares)
without sales load	4.13%	8.98%	10.83%
with sales load	(1.08%)	8.15%	10.40%
MSCI World Index	(14.58%)	(4.25%)	5.26%
Consumer Price Index	2.22%	2.49%	2.47%

GROWTH OF A $10,000 INVESTMENT

	First Eagle Global Fund	MSCI World Index	Consumer Price Index

4/93	$10,000.0	$10,000.0	$10,000.0
4/94	11,336.0	11,185.0	10,229.0
4/95	11,936.0	12,274.0	10,555.0
4/96	14,169.0	14,570.0	10,854.0
4/97	15,308.0	16,076.0	11,125.0
4/98	17,566.0	20,745.0	11,292.0
4/99	17,188.0	24,054.0	11,549.0
4/00	19,190.0	27,010.0	11,904.0
4/01	22,575.0	22,676.0	12,286.0
4/02	25,933.0	19,543.0	12,473.0
4/03	27,004.0	16,695.0	12,772.0

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses. The average annual returns for Class A Shares with a sales load give effect to the deduction of the maximum sales load of 3.75% for periods prior to March 1, 2000 and of 5.00% thereafter. The MSCI World Index is a widely followed, unmanaged group of stocks from 23 international markets and is not available for purchase. It is a trademark of Morgan Stanley Capital International SA in Geneva, Switzerland. The Consumer Price Index (CPI) represents the change in price of all goods and services purchased for consumption by urban households.

TOP 10 HOLDINGS

Buderus AG (German manufacturer of heating systems)	4.43%
Rayonier Inc. (U.S. forest products company)	3.62%
Corporacion Financiera Alba SA	2.98%
(European holding company with stakes in retail, telecom, construction and media)
Tyco International Limited (CS & Bonds) (U.S. industrial conglomerate)	2.46%
Shimano Inc. (Japanese manufacturer of bicycle parts)	2.45%
Newmont Mining Corporation (U.S. mining company)	1.93%
Freeport McMoRan Copper & Gold, Inc. (Bond & Pfd.) (B, C & D)	1.85%
(U.S. mining company)
Wendel Investissement (French holding company)	1.77%
McDonald’s Corporation (U.S. restaurant franchise)	1.60%
U.S. Treasury Inflation Index Note 4¼% due 1/15/2010	1.54%

FIRST EAGLE GLOBAL FUND
SCHEDULE OF INVESTMENTS
April 30, 2003
(Unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)

	Common and Preferred Stocks — U.S. (31.20%)
	Consumer Discretionary (2.67%)
2,445,000	McDonald’s Corporation	$50,910,820	$41,809,500
192,250	Allen Organ Company, Class ‘B’ (c)	6,030,883	7,023,854
275,000	Papa John’s International Inc. (a)	6,450,946	6,536,750
210,424	Jostens, Inc., Class ‘A’ (a)	2,944,626	5,997,084
185,000	St. John Knits International Inc. (a)	3,180,703	5,735,000
500,000	A.T. Cross Company, Class ‘A’ (a)	4,150,673	2,560,000

		73,668,651	69,662,188

	Consumer Staples (0.67%)
345,000	Altria Group Inc.	11,722,793	10,612,200
135,000	Weyco Group, Inc.	1,350,375	6,883,650

		13,073,168	17,495,850

	Energy (2.14%)
405,000	Burlington Resources, Inc.	16,324,304	18,755,550
875,000	San Juan Basin Royalty Trust	5,342,905	13,273,750
200,000	Murphy Oil Corporation	4,173,744	8,330,000
165,000	ConocoPhillips	7,613,838	8,299,500
415,000	CONSOL Energy, Inc.	7,601,388	7,138,000

		41,056,179	55,796,800

	Financials (1.08%)
1,385,000	GATX Corporation	28,413,697	26,093,400
114,750	East Texas Financial Services, Inc. (c)	862,687	1,549,125
31,000	Redwood Financial, Inc. (a)(e)	271,250	523,125

		29,547,634	28,165,650

	Health Care (0.57%)
645,000	Schering-Plough Corporation	14,888,702	11,674,500
85,000	DENTSPLY International Inc.	1,264,626	3,174,750

		16,153,328	14,849,250

	Holding Companies (1.83%)
500	Berkshire Hathaway Inc., Class ‘A’ (a)	32,423,923	34,907,525
7,432	Case Pomeroy & Company, Inc., Class ‘A’	7,366,948	7,394,840
125,000	Leucadia National Corporation	3,814,594	4,762,500
2,485	J.G. Boswell Company (a)	573,840	745,500

		44,179,305	47,810,365

	Industrials (3.08%)
2,475,000	Tyco International Limited	37,061,505	38,610,000
249,500	Franklin Electric Company, Inc.	9,089,772	12,931,585
635,000	UniFirst Corporation	9,037,343	10,445,750
315,000	Manpower Inc.	8,323,523	10,357,200
135,000	Bandag Incorporated, Class ‘A’	5,092,470	4,441,500
154,784	KinderCare Learning Centers, Inc. (a)	992,527	2,089,584
365,000	Kaiser Ventures LLC (a)	—	1,277,500
4,805	Conbraco Industries, Inc. (a)	1,568,050	365,180

		71,165,190	80,518,299

FIRST EAGLE GLOBAL FUND
SCHEDULE OF INVESTMENTS — (Continued)
April 30, 2003
(Unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)

	Common and Preferred Stocks — U.S. — (Continued)
	Materials (2.04%)
635,000	Vulcan Materials Company	$21,357,506	$22,205,950
755,000	Greif Bros. Corporation, Class ‘A’	13,636,730	15,439,750
785,000	Ethyl Corporation (a)	5,166,700	7,826,450
150,000	Sealed Air Corporation $2 Conv. Pfd., Series ‘A’	4,985,476	7,290,000
20,000	TXI Capital Trust 5 1/2% Conv. Pfd.	611,839	610,600

		45,758,251	53,372,750

	Media (2.50%)
3,575,000	Liberty Media Corporation	31,914,314	39,325,000
2,105,000	General Motors Corporation — Class ‘H’ (a)	27,219,587	24,839,000
34,924	Mills Music Trust (c)	1,055,337	977,872

		60,189,238	65,141,872

	Paper and Forest Products (4.14%)
1,875,000	Rayonier Inc. (c)	69,784,023	94,425,000
1,000,000	Longview Fibre Company	6,734,032	7,630,000
200,000	Deltic Timber Corporation	3,613,195	4,892,000
50,000	Plum Creek Timber Company	1,175,155	1,163,000

		81,306,405	108,110,000

	Precious Metals (3.74%)
5,186,750	Newmont Mining Corporation	28,207,218	50,492,449
740,000	Freeport McMoRan Copper & Gold Inc., Preferred Series ‘B’ (a)(d)	24,179,568	24,753,000
415,000	Freeport McMoRan Copper & Gold Inc., Preferred Series ‘C’ (a)(d)	12,331,103	14,006,250
925,000	Freeport McMoRan Copper & Gold Inc., Preferred Series ‘D’ (a)(d)	11,785,274	8,315,750

		76,503,163	97,567,449

	Real Estate (1.19%)
500,000	ProLogis	6,326,836	12,870,000
500,000	Crescent Real Estate Equities Company	7,671,061	7,090,000
258,133	Price Legacy Corporation Pfd., Series ‘A’	2,935,244	4,246,288
196,972	Security Capital European Realty (a)(e)	3,939,430	3,679,437
150,000	Catellus Development Corporation (a)	253,547	3,177,000

		21,126,118	31,062,725

	Retail (2.41%)
1,075,000	Barnes and Noble, Inc.	20,293,854	21,177,500
405,000	Costco Wholesale Corporation	11,608,877	14,017,050
215,000	Tiffany & Company	4,521,510	5,964,100
265,000	May Department Stores Company	5,138,512	5,729,300
350,000	Dillard’s Inc., Class ‘A’	5,411,795	4,893,000
175,000	The Sherwin-Williams Company	3,650,616	4,879,000
250,000	Payless Shoesource, Inc.	4,505,089	3,965,000
150,000	Hancock Fabrics, Inc.	477,528	2,340,000

		55,607,781	62,964,950

FIRST EAGLE GLOBAL FUND
SCHEDULE OF INVESTMENTS — (Continued)
April 30, 2003
(Unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)

	Common and Preferred Stocks — U.S. — (continued) Technology and Telecommunications (1.68%)
3,000,000	Earthlink, Inc. (a)	$21,192,192	$20,580,000
625,000	Amdocs Limited	4,272,834	11,037,500
575,000	American Power Conversion Corporation (a)	6,563,664	8,958,500
75,000	Telephone & Data Systems, Inc.	3,067,635	3,231,750
25,000	OpticNet Inc.	—	—

		35,096,325	43,807,750

	Transportation (0.36%)
335,000	Burlington Northern Santa Fe Corporation	7,806,751	9,433,600

	Utilities (1.10%)
315,000	CalEnergy Capital Trust 6½ % Conv. Pfd.	13,865,312	14,332,500
385,000	IDACORP, Inc.	9,444,259	9,852,150
200,000	Kaneb Services LLC	1,277,654	4,640,000

		24,587,225	28,824,650

	Common and Preferred Stocks—Non U.S. (43.55%)
	Australia and New Zealand (0.87%)
3,150,000	News and Media NZ Limited exchangeable preference shares (10)	16,143,687	13,754,286
8,850,000	Capital Properties New Zealand Limited 8½% exchangeable preference shares (13)	5,435,262	5,044,892
1,575,000	Spotless Group Limited (8)	3,061,888	3,846,126

		24,640,837	22,645,304

	Austria (1.73%)
256,500	BBAG Oesterreichische Brau-Beteiligungs AG (2)	9,672,162	26,512,380
535,000	Flughafen Wien AG (16)	18,279,866	18,690,001

		27,952,028	45,202,381

	Belgium (0.42%)
500,000	Deceuninck (1)	6,669,400	11,035,796

	Canada (1.22%)
625,000	EnCana Corporation (3)	11,515,203	20,562,500
415,000	Meridian Gold Inc. (a)(12)	1,506,057	4,208,720
625,000	Pan American Silver Corporation (a)(12)	1,994,168	3,942,462
135,000	Fairmont Hotels & Resorts Inc. (1)	1,145,394	3,094,200

		16,160,822	31,807,882

	Chile (0.11%)
500,000	Quinenco S.A. ADR (8)	2,687,144	2,965,000

	Commonwealth of Independent States (0.15%)
556,624	Firebird Fund, L.P. (b)(e)(7)	1,000,000	3,806,139

	Denmark (0.71%)
505,000	Carlsberg A/S, ‘B’ (2)	20,244,074	18,396,809

FIRST EAGLE GLOBAL FUND
SCHEDULE OF INVESTMENTS — (Continued)
April 30, 2003
(Unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)

	Common and Preferred Stocks — Non U.S. — (continued) France (6.00%)
1,720,235	Wendel Investissement (7)	$38,565,843	$46,157,950
865,000	Remy Cointreau SA (1)	24,367,959	24,988,675
400,000	Eurazeo (7)	15,946,459	20,406,445
1,105,000	Vivendi Universal SA (10)	15,677,919	18,029,418
31,053	Socíeté Sucrière de Pithiviers-le-Vieil (c)(2)	12,062,938	15,789,978
70,000	NSC Groupe (c)(8)	12,400,388	6,180,046
75,000	Sagem SA (15)	2,413,092	6,076,673
56,250	Taittinger C.I. (a)(1)	2,775,854	5,695,309
385,000	Sabeton SA (c)(7)	4,841,233	4,160,579
65,000	Gaumont SA (a)(10)	3,132,425	3,007,324
73,500	Crométal SA (8)	4,938,687	2,505,265
42,252	Robertet SA C.I. (a)(c)(2)	800,508	2,252,331
20,448	Robertet SA (2)	527,638	1,508,208

		138,450,943	156,758,201

	Germany (7.50%)
3,515,000	Buderus AG (c)(1)	58,555,666	115,567,195
825,000	Merck KGaA (6)	20,377,245	22,219,668
1,000,000	Suedzucker AG (2)	13,706,992	17,042,622
404,421	Hornbach Holding AG Pfd. (14)	22,912,644	16,722,530
650,000	Bayer AG (9)	10,014,569	11,840,432
50,393	Bertelsmann AG D.R.C. (10)	12,268,742	10,137,014
50,000	Axel Springer Verlag AG (10)	1,553,189	2,402,730

		139,389,047	195,932,191

	Hong Kong (0.81%)
21,650,000	Shaw Brothers (Hong Kong) Limited (c)(10)	21,884,402	19,570,402
21,500,000	City e-Solutions Limited (a)(c)(1)	971,287	1,654,026

		22,855,689	21,224,428

	Israel (0.03%)
275,000	The Israel Land Development Company Limited (a)(7)	900,749	705,779

	Japan (10.00%)
4,015,000	Shimano Inc. (1)	58,665,494	64,032,984
1,115,000	Secom Company, Limited (8)	44,115,042	26,114,832
800,000	Ono Pharmaceutical Company, Limited (6)	27,828,701	23,994,271
6,075,000	NIPPONKOA Insurance Company, Limited (4)	22,603,717	20,012,006
7,000,000	Aioi Insurance Company, Limited (4)	19,608,330	15,569,316
2,000,000	Makita Corporation (1)	14,940,376	15,080,669
3,000,000	Mitsui Sumitomo Insurance Company, Limited (4)	15,860,480	14,153,924
1,065,000	Daiichi Pharmaceutical Corporation (6)	17,478,509	13,548,591
515,000	Fuji Photo Film Company, Limited (1)	14,378,035	13,190,109
1,725,000	Wacoal Corporation (2)	14,321,710	12,600,152
700,000	Shoei Company, Limited (c)(7)	5,834,803	8,887,485
615,000	Chofu Seisakusho Company, Limited (1)	10,291,599	8,575,130
2,500,000	Okumura Corporation (8)	10,670,713	8,003,707
2,000,000	Aida Engineering, Limited (8)	13,038,988	4,852,774
1,000,000	Mitsubishi Securities Company, Limited (4)	7,279,769	4,414,676
1,000,000	Nisshinbo Industries, Inc. (8)	4,271,416	4,305,152
2,000,000	Iino Kaiun Kaisha, Limited (16)	4,857,297	3,841,779

		306,044,979	261,177,557

FIRST EAGLE GLOBAL FUND
SCHEDULE OF INVESTMENTS — (Continued)
April 30, 2003
(Unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)

	Common and Preferred Stocks — Non U.S. — (continued)
	Luxembourg (0.14%)
160,065	Tenaris S.A. ADR (a)(3)	$1,257,392	$3,761,527

	Mexico (0.91%)
12,500,000	Industrias Peñoles, S.A. de C.V. (12)	27,205,398	23,789,872

	Netherlands (0.58%)
315,000	OPG Groep NV (6)	7,677,057	9,856,782
300,000	Holdingmaatschappij de Telegraaf NV (10)	2,646,649	5,179,840

		10,323,706	15,036,622

	Singapore (0.58%)
2,000,000	Fraser & Neave Limited (2)	7,809,852	9,016,878
13,367,251	ComfortDelgro Corporation Limited (16)	3,215,400	6,177,207

		11,025,252	15,194,085

	South Africa (1.18%)
2,000,000	Gold Fields Limited (12)	7,102,817	20,232,717
1,000,000	Harmony Gold Mining Company Limited (12)	4,591,642	10,540,726

		11,694,459	30,773,443

	South Korea (2.15%)
33,750	Lotte Confectionery Company, Limited (2)	8,045,227	12,300,620
7,750	Lotte Chilsung Beverage Company (2)	1,161,734	3,855,785
1,749,700	Daeduck Electronics Company, Limited (15)	12,678,288	12,233,440
601,250	Daeduck GDS Company, Limited (15)	3,188,400	6,385,176
65,500	Nam Yang Dairy Products (c)(2)	14,805,002	12,071,488
55,000	Samsung Electronics Company, Limited Pfd. (15)	6,546,970	6,772,727
10,000	Samsung Electronics Company, Limited (15)	1,020,350	2,520,661

		47,445,971	56,139,897

	Spain (2.98%)
3,500,000	Corporacion Financiera Alba SA (7)	75,163,515	77,798,174

	Switzerland (3.58%)
15,000	Pargesa Holding AG (7)	29,125,555	28,443,887
392,500	Kuehne & Nagel International AG (16)	12,523,405	27,773,002
41,500	Sika Finanz AG (9)	9,174,476	12,186,970
35,000	Edipresse SA (10)	9,217,727	11,298,237
15,000	Lindt & Sprüngli AG PC (c)(2)	2,661,221	9,296,835
10,000	Société Générale d’Affichage (10)	2,094,287	4,463,956

		64,796,671	93,462,887

	Thailand (0.15%)
577,000	The Oriental Hotel Public Company Limited (1)	2,636,472	4,015,085

	United Kingdom (1.75%)
4,375,000	IMI plc (8)	16,704,937	19,205,785
19,000,000	Enodis plc (a)(8)	18,102,274	10,502,100
700,000	Antofagasta Holdings plc (12)	1,822,782	7,037,449
3,000,000	Aggregate Industries plc (9)	2,887,551	3,712,985
3,000,000	McBride plc (2)	7,569,080	3,388,549
145,000	Lonmin plc (12)	292,225	1,614,568
2,000,000	Royal Doulton plc (a)(1)	4,167,057	92,124

		51,545,906	45,553,560

	Total Common and Preferred Stocks	1,706,915,166	1,951,766,767

FIRST EAGLE GLOBAL FUND
SCHEDULE OF INVESTMENTS — (Continued)
April 30, 2003
(Unaudited)

Principal Amount		Cost (Note 1)	Value (Note 1)

	Notes, Bonds and Convertible Bonds (18.74%)
	Gold-Linked Notes (1.75%)
$ 2,400,000	HSBC Gold-Linked Note 0% due 5/15/2003 (a)(d)(e)(12)	$2,400,000	$2,670,000
550,000	HSBC Gold-Linked Note 0% due 5/29/2003 (a)(d)(e)(12)	550,000	597,135
1,900,000	HSBC Gold-Linked Note 0% due 6/19/2003 (a)(d)(e)(12)	1,900,000	2,046,110
3,000,000	HSBC Gold-Linked Note 0% due 6/24/2003 (a)(d)(e)(12)	3,000,000	3,248,700
3,000,000	HSBC Gold-Linked Note 0% due 6/26/2003 (a)(d)(e)(12)	3,000,000	3,212,700
2,000,000	HSBC Gold-Linked Note 0% due 7/15/2003 (a)(d)(e)(12)	2,000,000	2,235,200
2,000,000	HSBC Gold-Linked Note 0% due 7/18/2003 (a)(d)(e)(12)	2,000,000	2,199,200
1,000,000	HSBC Gold-Linked Note 0% due 7/22/2003 (a)(d)(e)(12)	1,000,000	1,082,400
1,000,000	HSBC Gold-Linked Note 0% due 7/25/2003 (a)(d)(e)(12)	1,000,000	1,087,600
1,000,000	HSBC Gold-Linked Note 0% due 11/21/2003 (a)(d)(e)(12)	1,000,000	1,085,800
1,000,000	HSBC Gold-Linked Note 0% due 12/29/2003 (a)(d)(e)(12)	1,000,000	979,000
1,000,000	HSBC Gold-Linked Note 0% due 1/28/2004 (a)(d)(e)(12)	1,000,000	925,800
750,000	HSBC Gold-Linked Note 0% due 2/26/2004 (a)(d)(e)(12)	750,000	725,025
500,000	HSBC Gold-Linked Note 0% due 3/12/2004 (a)(d)(e)(12)	500,000	462,350
500,000	HSBC Gold-Linked Note 0% due 3/15/2004 (a)(d)(e)(12)	500,000	470,850
1,250,000	HSBC Gold-Linked Note 0% due 4/08/2004 (a)(d)(e)(12)	1,250,000	1,302,875
2,000,000	HSBC Gold-Linked Note 0% due 4/30/2004 (a)(d)(e)(12)	2,000,000	2,039,200
3,700,000	UBS Gold-Linked Note 0% due 5/23/2003 (a)(d)(e)(12)	3,700,000	4,173,896
4,000,000	UBS Gold-Linked Note 0% due 6/19/2003 (a)(d)(e)(12)	4,000,000	4,301,400
1,500,000	UBS Gold-Linked Note 0% due 1/22/2004 (a)(d)(e)(12)	1,500,000	1,404,870
2,000,000	UBS Gold-Linked Note 0% due 2/06/2004 (a)(d)(e)(12)	2,000,000	1,784,460
2,000,000	UBS Gold-Linked Note 0% due 2/09/2004 (a)(d)(e)(12)	2,000,000	1,775,380
2,000,000	UBS Gold-Linked Note 0% due 3/15/2004 (a)(d)(e)(12)	2,000,000	1,873,460
2,000,000	UBS Gold-Linked Note 0% due 4/29/2004 (a)(d)(e)(12)	2,000,000	2,109,840
1,750,000	UBS Gold-Linked Note 0% due 5/12/2004 (a)(d)(e)(12)	1,750,000	1,798,685

		43,800,000	45,591,936

	U.S. Treasury Notes (2.09%)
10,000,000	U.S. Treasury Zero Coupon Strip due 11/15/2007 (a)(5)	7,657,155	8,913,570
34,816,640	U.S. Treasury Inflation Index Note 4 1/4% due 1/15/2010 (5)	37,136,258	40,150,688
5,000,000	U.S. Treasury Note 5 3/8% due 2/15/2031 (5)	4,706,225	5,457,425

		49,499,638	54,521,683

	U.S. Dollar Notes and Bonds (9.51%)
8,000,000	The Southland Corporation 5% due 12/15/2003 (14)	7,762,835	8,000,000
5,589,000	The Southland Corporation 4% due 6/15/2004 (14)	5,160,735	5,561,055
3,625,000	Dillard’s Inc. 6.43% due 8/01/2004 (14)	3,492,321	3,679,375
4,644,000	P.T. Pabrik Kertas Tjiwi-Kimia 10% due 8/01/2004 (a)(f)(11)	3,515,596	1,265,490
1,500,000	Hollinger International Publishing 8 5/8% due 3/15/2005 (10)	1,575,000	1,546,875
6,750,000	Blount International Inc. 7% due 6/15/2005 (8)	5,923,462	6,108,750
29,500,000	Blount International Inc. 13% due 8/01/2009 (8)	20,912,595	21,240,000
2,750,000	Westpoint Stevens Inc. 7 7/8% due 6/15/2005 (1)	2,485,887	550,000
5,000,000	Tyco International Group SA 6 3/4% due 2/15/2006 (8)	4,376,523	5,050,000
20,500,000	Tyco International Group SA 6 3/4% due 2/15/2011 (8)	16,666,655	20,602,500
3,500,000	American Standard Companies Inc. 7 1/8% due 6/01/2006 (8)	3,183,054	4,067,878
4,910,000	American Standard Companies Inc. 8 1/4% due 6/01/2009 (8)	5,236,863	5,376,450

FIRST EAGLE GLOBAL FUND
SCHEDULE OF INVESTMENTS — (Continued)
April 30, 2003
(Unaudited)

Principal Amount		Cost (Note 1)	Value (Note 1)

	Notes, Bonds and Convertible Bonds — (continued)
	U.S. Dollar Notes and Bonds — (continued)
$20,000,000	Lucent Technologies 7 1/8% due 7/15/2006 (15)	$12,290,984	$19,100,000
1,250,000	B&G Foods Inc. 9 5/8% due 8/01/2007 (14)	1,263,683	1,295,312
1,000,000	Penton Media Inc. 11 3/8% due 10/10/2007 (10)	608,587	845,000
5,500,000	Penton Media Inc. 10 3/8% due 6/15/2011 (10)	3,968,845	2,667,500
10,440,000	Columbus McKinnon Corporation 8½% due 4/01/2008 (8)	8,962,428	7,464,600
3,500,000	Computer Associates 6½% due 4/15/2008 (15)	2,903,504	3,714,707
15,000,000	Level 3 Communications, Inc. 9 1/8% due 5/01/2008 (15)	8,047,462	12,225,000
5,500,000	Domino’s Inc. 10 3/8% due 1/15/2009 (1)	5,333,562	5,940,000
2,200,000	Longview Fibre Company 10% due 1/15/2009 (11)	2,251,850	2,376,000
4,000,000	Crescent Real Estate Equities Company 9¼% due 4/15/2009 (13)	4,039,375	4,265,000
13,500,000	GATX Corporation 8 7/8% due 6/01/2009 (4)	12,701,778	13,567,500
5,400,000	St. John Knits International Inc. 12½% due 7/01/2009 (1)	5,235,286	5,724,000
1,250,000	Freeport McMoRan Copper and Gold Inc. 10 1/8% due 2/01/2010 (12)	1,273,750	1,356,250
4,000,000	Jostens, Inc. 12¾% due 5/01/2010 (1)	4,003,733	4,800,000
1,878,000	Flowserve Finance B.V. 12¼% due 8/15/2010 (b)(8)	1,893,090	2,131,530
1,080,000	RailAmerica Transport, Inc. 12 7/8% due 8/15/2010 (16)	1,123,200	1,190,700
6,900,000	Briggs & Stratton Corporation 8 3/4% due 3/15/2011 (1)	7,351,750	7,762,500
10,500,000	Steinway Musical Instruments 8¾% due 4/15/2011 (1)	10,574,059	10,342,500
1,500,000	Citizens Communications 9¼% due 5/15/2011 (15)	1,308,205	1,899,279
4,500,000	Potlatch Corporation 10% due 7/15/2011 (11)	4,830,625	4,905,000
3,500,000	Toys ‘R’ Us, Inc. 7 5/8% due 8/01/2011 (14)	3,398,390	3,635,754
1,900,000	Sanmina-SCI Corporation 10 3/8% due 1/15/2011 (b)(15)	1,898,793	2,175,500
5,500,000	Greif Bros. Corporation 8 7/8% due 8/01/2012 (9)	5,481,256	5,857,500
1,000,000	The Manitowoc Company Inc. 10 1/2% due 8/01/2012 (8)	1,000,000	1,085,000
6,000,000	Fimep S.A. 10 1/2% due 2/15/2013 (8)	6,000,000	6,645,000
1,000,000	Legrand S.A. 8½% due 2/15/2025 (8)	919,011	967,500
4,200,000	Bausch and Lomb Inc. 7 1/8% due 8/01/2028 (6)	3,513,402	3,961,356
10,000,000	Bangkok Bank Public Company 9.025% due 3/15/2029 (b)(4)	6,069,205	11,050,000
5,500,000	Bergen Bank Floating Rate Perpetual Notes (1.437% @ 4/30/2003) (4)	3,888,750	4,015,000
3,500,000	Den Norske Bank Floating Rate Perpetual Notes (1.525% @ 4/30/2003) (4)	2,610,000	2,590,000
3,170,000	Den Norske Bank Floating Rate Perpetual Notes (1.625% @ 4/30/2003) (4)	2,059,625	2,361,650
10,000,000	Christiania Bank Floating Rate Perpetual Notes (1.625% @ 4/30/2003) (4)	6,826,750	7,466,500

		223,922,464	248,431,511

	U.S. Dollar Convertible Bonds (1.78%)
1,279,000	Coeur d’Alenè Mines Corporation 6 3/8% due 1/31/2004 (a)(12)	1,268,117	1,274,204
4,420,000	Battle Mountain Gold Company 6% due 1/04/2005 (a)(12)	4,092,622	4,442,100
10,500,000	Interpublic Group Company 1.87% 6/01/2006 (10)	7,644,201	9,043,125
2,000,000	TriQuint Semiconductor Inc. 4% due 3/01/2007 (15)	1,521,430	1,675,000
15,000,000	SCI Systems Inc. 3% due 3/15/2007 (15)	9,245,980	12,750,000
12,000,000	Ivax Corporation 4½% due 5/15/2008 (6)	9,411,652	11,175,000
10,000,000	AOL Time Warner Zero Coupon due 10/06/2019 (a)(10)	5,222,371	6,025,000
2,500,000	Medya International Limited 10% due 6/28/2049 (a)(e)(f)(10)	2,482,264	25,000

		40,888,637	46,409,429

FIRST EAGLE GLOBAL FUND
SCHEDULE OF INVESTMENTS — (Continued)
April 30, 2003
(Unaudited)

Principal Amount			Cost (Note 1)		Value (Note 1)

		Notes, Bonds and Convertible Bonds — (continued)
		Non U.S. Dollar Notes and Bonds (3.44%)
CAD	2,500,000	Bell Canada 8 1/2 % due 6/09/2003 (15)	$1,798,908		$1,750,802
CAD	8,500,000	Shaw Communications Inc. 7.4% due 10/17/2007 (10)	5,170,209		5,924,110
EUR	7,500,000	Sola International Inc. 11% due 3/15/2008 (6)	6,774,427		9,052,147
EUR	4,500,000	Koninklijke Ahold NV 5 7/8% due 5/06/2008 (14)	3,393,496		3,858,226
GBP	8,500,000	EMI Group plc 8 1/4% due 5/20/2008 (10)	12,223,338		13,141,644
EUR	13,895,310	Republic of France O.A.T. 3% due 7/25/2009 (5)	11,846,322		16,506,221
EUR	3,750,000	Prosieben Media 11 1/4% due 7/31/2009 (10)	3,481,727		4,358,441
EUR	1,000,000	Vivendi Universal S.A. 9 1/2% due 4/15/2010 (b)(10)	1,062,228		1,243,273
EUR	6,240,000	Flowserve Finance B.V. 12 1/4% due 8/15/2010 (8)	6,213,001		7,810,326
ZAR	50,000,000	Republic of South Africa 13% due 8/31/2010 (c)(5)	4,594,230		7,889,060
EUR	5,550,000	The Manitowoc Company, Inc. 10 3/8% due 5/15/2011 (8)	5,143,776		6,388,469
GBP	4,875,000	Enodis plc 10 3/8 % due 4/15/2012 (8)	7,396,707		8,122,906
EUR	3,000,000	Fimep S.A. 11% due 2/15/2013 (8)	3,247,650		3,713,057

			72,346,019		89,758,682

		Non U.S. Dollar Convertible Bonds (0.17%)
EUR	1,000,000	Aegis Group plc 2% due 5/15/2006 (10)	862,443		994,619
CAD	1,600,000	Noranda Inc. 5% due 4/30/2007 (12)	1,109,711		970,238
NZD	3,500,000	Evergreen Forest Limited 0% due 3/19/2009 (a)(c)(11)	1,871,556		2,566,683

			3,843,710		4,531,540

		Total Notes, Bonds and Convertible Bonds	434,300,468		489,244,781

		Short-Term Investments (4.82%)
	$25,000,000	American Express Credit Corporation 1.25% due 5/01/2003	25,000,000		25,000,000
	15,475,000	The Coca-Cola Company 1.23% due 5/01/2003	15,475,000		15,475,000
	15,664,000	Exxon Project Investment Corporation 1.19% due 5/02/2003	15,663,482		15,663,482
	16,805,000	Honeywell Inc. 1.21% due 5/02/2003	16,804,435		16,804,435
	7,782,000	Pearson Holdings Inc. 1.4% due 5/02/2003	7,781,697		7,781,697
	20,000,000	Exxon Project Investment Corporation 1.19% due 5/05/2003	19,997,356		19,997,356
	8,646,000	Exxon Project Investment Corporation 1.19% due 5/06/2003	8,644,571		8,644,571
	16,477,000	The Coca-Cola Company 1.21% due 5/07/2003	16,473,677		16,473,677

		Total Short-Term Investments	125,840,218		125,840,218

		Total Investments (98.31%)	$2,267,055,852	*	2,566,851,766	**

		Other assets in excess of liabilities (1.69%)			44,227,789

		Net assets (100.00%)			$2,611,079,555

______________

*

At April 30, 2003 cost is substantially identical for both book and federal income tax purposes.

**

Gross unrealized appreciation and depreciation of securities at April 30, 2003, based on cost for federal income tax purposes, were $440,172,005 and $140,376,091, respectively (net appreciation was $299,795,914).

FIRST EAGLE GLOBAL FUND
SCHEDULE OF INVESTMENTS — (Continued)
April 30, 2003
(Unaudited)

Foreign Currencies	Sector/Industry Classifications

CAD—Canadian dollar	(1) Consumer Discretionary	(10) Media
EUR—euro	(2) Consumer Staples	(11) Paper and Forest Products
GBP—pound sterling	(3) Energy	(12) Precious Metals
NZD—New Zealand dollar	(4) Financials	(13) Real Estate
ZAR—South African rand	(5) Government Issues	(14) Retail
	(6) Health Care	(15) Technology and Telecommunications
	(7) Holding Companies	(16) Transportation
	(8) Industrials	(17) Utilities
(9) Materials

______________

(a)

Non-income producing security.

(b)

Security is exempt from registration under the Securities Act of 1933 and may only be sold to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.

(c)

Affiliate as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities. Following is a summary of transactions with each such affiliate for the year ended April 30, 2003.

	Purchases		Sales		Realized Gain/Loss	Dividend Income

Affiliate	Shares	Cost	Shares	Cost

Allen Organ Company, Class ‘B’	5,750	$223,244	—	—	—	$53,025
Buderus AG	—	—	10,000	$213,274	$109,381	—
City e-Solutions Limited	—	—	—	—	—	55,136
East Texas Financial Services, Inc..	—	—	—	—	—	11,475
Greif Bros. Corporation Class ‘A’	140,000	2,619,704	—	—	—	187,600
Lindt & Sprüngli AG PC	—	—	—	—	—	77,830
Mills Music Trust	—	—	—	—	—	72,041
Nam Yang Dairy Products	—	—	—	—	—	38,813
NSC Groupe	—	—	—	—	—	—
Rayonier Inc.	40,000	1,674,609	—	—	—	1,323,000
Robertet SA C.I.	—	—	—	—	—	—
Sabeton SA	—	—	—	—	—	—
Shaw Brothers (Hong Kong) Limited	—	—	—	—	—	138,806
Shoei Company, Limited	—	—	—	—	—	74,264
Société Sucrière de Pithiviers-le-Vieil	—	—	—	—	—	—

(d)

Commodity-linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying commodity.

(e)

Security for which there are less than three market makers.

(f)

In default as to principal and interest.

______________

See Notes to Financial Statements.

FUND OVERVIEW

FIRST EAGLE OVERSEAS FUND	Data as of April 30, 2003(unaudited)

THE INVESTMENT STYLE

The First Eagle Overseas Fund seeks long-term growth of capital by investing primarily in equities issued by non-U.S. corporations. Management’s research-driven process seeks to minimize risk by focusing on undervalued securities.

ASSET ALLOCATION

Foreign Stocks	72.36%
U.S. Dollar Cash and Equivalents	13.60%
Foreign Currency Notes and Bonds	7.42%
U.S. Stocks	3.41%
U.S. Dollar Notes and Bonds	3.21%

TOP 5 COUNTRIES

France	16.09%
Japan	14.45%
Germany	7.96%
United Kingdom	5.76%
Switzerland	5.64%

The Fund’s portfolio composition is subject to change at any time.

AVERAGE ANNUAL RETURNS

	ONE-YEAR	FIVE-YEARS	SINCE-INCEPTION (8-31-93)

First Eagle Overseas Fund (A Shares)
without sales load	4.70%	9.81%	11.20%
with sales load	(0.54%)	8.98%	10.77%
MSCI EAFE Index	(16.27%)	(5.52%)	1.09%
Consumer Price Index	2.22%	2.49%	2.50%

GROWTH OF A $10,000 INVESTMENT

	First Eagle Overseas Fund	MSCI EAFE Index	Consumer Price Index

4/93	$10,000.0	$10,000.0	$10,000.0
4/94	11,289.0	10,637.0	10,159.0
4/95	11,590.0	11,231.0	10,483.0
4/96	13,938.0	12,512.0	10,780.0
4/97	15,172.0	12,401.0	11,049.0
4/98	16,849.0	14,747.0	11,215.0
4/99	17,206.0	16,147.0	11,470.0
4/00	20,083.0	18,390.0	11,822.0
4/01	22,798.0	15,393.0	12,202.0
4/02	25,692.0	13,256.0	12,388.0
4/03	26,900.0	11,100.0	12,685.0

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses. The average annual returns for Class A Shares with a sales load give effect to the deduction of the maximum sales load of 3.75% for periods prior to March 1, 2000 and of 5.00% thereafter. The MSCI EAFE Index is a widely followed index of an unmanaged group of stocks from 21 international markets and is not available for purchase. It is a trademark of Morgan Stanley Capital International SA in Geneva, Switzerland. The Consumer Price Index (CPI) represents the change in price of all goods and services purchased for consumption by urban households.

TOP 10 HOLDINGS

Corporacion Financiera Alba SA	3.02%
(European holding company with stakes in retail, telecom, construction and media)
Wendel Investissement (French holding company)	2.88%
Buderus AG (German manufacturer of heating systems)	2.76%
Freeport McMoran Copper & Gold, Inc. (CS & Pfd.) (U.S. mining company)	2.66%
Shimano Inc. (Japanese manufacturer of bicycle parts)	2.18%
Vivendi Universal SA (CS & Bond) (French media company)	2.14%
EnCana Corporation (Canadian energy company)	1.79%
Pargesa Holdings SA (Swiss holding company)	1.59%
HSBC Gold-Linked Notes (U.S. structured notes)	1.55%
Kuehne & Nagel International AG (Swiss freight company)	1.48%

FIRST EAGLE OVERSEAS FUND
SCHEDULE OF INVESTMENTS
April 30, 2003
(Unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)

	Common and Preferred Stocks (75.77%)
	Argentina (0.18%)
415,000	Cresud S.A.C.I.F. y A. ADR (2)	$2,721,479	$3,382,250

	Australia and New Zealand (3.75%)
1,000,000	Newmont Mining Corporation (12)	22,575,826	27,020,000
20,000,000	Carter Holt Harvey Limited (11)	19,643,548	18,249,480
5,150,000	Spotless Group Limited (8)	12,624,449	12,576,223
1,500,000	News and Media NZ Limited exchangeable preference shares (10)	7,716,051	6,549,660
5,000,000	Capital Properties New Zealand Limited 8½% exchangeable preference
	shares (13)	3,415,671	2,850,222
5,750,000	Tasman Farms (2)	1,054,354	1,190,975
2,000,000	Evergreen Forests Limited (a)(11)	708,863	638,172

		67,738,762	69,074,732

	Austria (2.70%)
565,000	Flughafen Wien AG (16)	18,493,957	19,738,039
185,000	Brau-Union AG (2)	7,214,363	18,193,698
115,000	BBAG Oesterreichische Brau-Beteiligungs AG (2)	4,308,999	11,886,642

		30,017,319	49,818,379

	Belgium (1.11%)
925,000	Deceuninck (1)	14,955,180	20,416,223

	Canada (2.81%)
1,000,000	EnCana Corporation (3)	26,654,251	32,900,000
1,375,000	InterTAN, Inc. (a)(c)(14)	10,730,616	8,305,000
1,500,000	IAMGOLD Corporation (12)	4,433,304	7,318,603
75,000	Canadian Pacific Railway Limited (16)	594,538	1,736,250
35,000	Fairmont Hotels & Resorts Inc. (1)	311,230	802,200
250,000	Norske Skog Canada Limited (a)(11)	1,065,939	618,596

		43,789,878	51,680,649

	Chile (0.48%)
1,500,000	Quinenco S.A. ADR (8)	8,647,498	8,895,000

	Commonwealth of Independent States (0.23%)
352,296	Firebird Fund, L.P. (b)(e)(7)	353,178	2,491,437
4,921	Firebird Republic Fund, Ltd. Class ‘A’ (b)(e)(7)	719,082	904,267
9,000	Baltic Republic Fund (b)(e)(7)	275,750	497,700
100,000	First NIS Regional Fund SICAF (7)	1,000,000	345,000

		2,348,010	4,238,404

	Denmark (0.80%)
405,000	Carlsberg A/S, ‘B’(2)	15,182,435	14,753,876

FIRST EAGLE OVERSEAS FUND
SCHEDULE OF INVESTMENTS – (Continued)
April 30, 2003
(Unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)

	Common and Preferred Stocks— (continued)

	France (13.07%)
1,980,236	Wendel Investissement (c)(7)	$45,659,049	$53,134,388
885,000	Remy Cointreau SA (1)	25,432,972	25,566,448
465,000	Eurazeo (7)	22,136,980	23,722,492
1,105,000	Vivendi Universal SA (a)(10)	15,422,281	18,029,418
33,300	Société Sucrière de Pithiviers-le-Vieil (c)(2)	12,125,002	16,932,544
235,000	Société du Louvre (1)	12,365,650	14,654,420
115,000	Galeries Lafayette SA (14)	11,861,165	13,674,330
475,000	Carbone Lorraine SA (8)	12,807,400	11,996,889
325,000	Neopost (a)(8)	9,603,894	11,259,306
146,942	Robertet SA (2)	9,434,631	10,838,182
51,500	Robertet SA C.I. (a)(c)(2)	2,151,628	2,745,315
176,678	Laurent-Perrier (2)	5,093,482	6,101,091
235,000	Legris Industries SA (8)	4,833,115	5,302,379
64,285	Sagem SA (15)	2,271,206	5,208,519
98,693	Gaumont SA (a)(10)	4,379,656	4,566,183
1,350,000	FINEL (a)(b)(e)(11)	2,277,010	3,952,771
100,000	Société BIC SA (8)	3,469,395	3,520,279
25,500	NSC Groupe (8)	4,290,363	2,251,302
21,237	Taittinger C.I. (a)(1)	1,097,423	2,150,245
57,750	Conflandey (c)(8)	1,892,774	1,419,846
40,000	Crométal SA (8)	2,083,977	1,363,410
95,000	Sabeton SA (7)	1,404,739	1,026,636
870	Société Vermandoise de Sucrèries (a)(2)	712,880	806,982
4,566	Didot-Bottin (7)	361,582	414,597
17,000	Société Française des Papiers Peints (a)(c)(1)	779,335	200,052

		213,947,589	240,838,024

	Germany (7.68%)
1,545,000	Buderus AG (1)	26,733,655	50,796,961
905,000	Merck KGaA (6)	21,713,625	24,374,302
1,105,000	Suedzucker AG (2)	17,682,032	18,832,098
415,000	Vossloh AG (16)	8,472,134	14,609,159
304,421	Hornbach Holding AG Pfd. (14)	14,607,067	12,587,599
650,000	Bayer AG (9)	11,066,693	11,840,432
174,905	Axel Springer Verlag AG (10)	8,137,154	8,404,991

		108,412,360	141,445,542

	Hong Kong (1.16%)
17,436,500	Shaw Brothers (Hong Kong) Limited (10)	16,479,326	15,761,631
4,000,000	Café de Coral Holdings Limited (1)	1,498,162	2,487,451

FIRST EAGLE OVERSEAS FUND
SCHEDULE OF INVESTMENTS — (Continued)
April 30, 2003
(Unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)

	Common and Preferred Stocks — (continued)
	Hong Kong — (continued)
10,000,000	Lerado Group Holding Company Limited (1)	$ 1,533,725	$ 1,500,163
11,250,000	City e-Solutions Limited (a)(1)	336,425	865,479
12,000,000	China-Hong Kong Photo Products Holdings Limited (1)	949,952	707,769

		20,797,590	21,322,493

	India (0.00%)
10,000	The Spartek Emerging Opportunities of India Fund (b)(e)(7)	1,035,000	10,898

	Ireland (0.19%)
13,000,000	Waterford Wedgwood plc (1)	6,051,230	3,486,753

	Israel (0.01%)
70,000	Super-Sol (14)	129,090	135,355

	Italy (2.27%)
2,250,000	Italcementi S.p.A. RNC (9)	11,502,440	13,829,669
535,000	Italmobiliare S.p.A. RNC (9)	10,917,499	12,854,607
2,850,000	Gewiss S.p.A (8)	8,670,028	10,414,998
825,000	Caltagirone Editore S.p.A. (10)	4,479,173	4,803,505

		35,569,140	41,902,779

	Japan (14.45%)
2,515,000	Shimano Inc. (1)	35,796,560	40,110,325
1,115,000	Secom Company, Limited (8)	41,911,907	26,114,832
600,000	Ono Pharmaceutical Company, Limited (6)	20,524,607	17,995,703
5,000,000	NIPPONKOA Insurance Company, Limited (4)	18,331,280	16,470,786
1,650,000	Toho Company, Limited (10)	17,134,496	14,304,309
115,000	Nippon Television Network Corporation (10)	16,306,122	11,839,589
2,500,000	Mitsui Sumitomo Insurance Company, Limited (4)	12,509,147	11,794,937
5,000,000	Aioi Insurance Company, Limited (4)	11,976,106	11,120,940
415,000	Fuji Photo Film Company, Limited (1)	11,931,474	10,628,923
1,305,000	Makita Corporation (1)	9,560,334	9,840,137
765,000	Daiichi Pharmaceutical Corporation (6)	12,734,096	9,732,086
504,990	Mandom Corporation (2)	6,510,599	9,657,756
1,175,000	Wacoal Corporation (2)	9,508,090	8,582,712
665,000	Shoei Company, Limited (c)(7)	6,272,818	8,443,110
500,000	Chofu Seisakusho Company, Limited (1)	7,048,809	6,971,650
2,000,000	Okumura Corporation (8)	8,273,866	6,402,966
2,550,000	Aida Engineering, Limited (8)	9,490,590	6,187,287
939,730	Sotoh Company, Limited (c)(1)	7,398,997	5,858,715

FIRST EAGLE OVERSEAS FUND
SCHEDULE OF INVESTMENTS — (Continued)
April 30, 2003
(Unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)

	Common and Preferred Stocks — (continued)

	Japan — (continued)
478,100	T. Hasegawa Company, Limited (2)	$ 4,365,442	$ 5,679,439
185,000	SK Kaken Company Limited (8)	3,497,875	5,548,675
955,400	Tachi-S Company, Limited (1)	8,141,244	5,046,849
400,000	Nitto Kohki Company, Limited (8)	4,904,435	4,866,254
565,300	Yomeishu Seizo Company, Limited (2)	3,640,899	3,752,950
84,990	ASAHI Broadcasting Corporation (10)	5,598,920	3,007,355
500,000	Mitsubishi Securities Company, Limited (4)	3,239,564	2,207,338
325,000	Sonton Food Industry Company, Limited (2)	3,298,777	2,083,702
1,000,000	Iino Kaiun Kaisha, Limited (16)	2,094,108	1,920,890

		302,001,162	266,170,215

	Luxembourg (0.64%)
500,000	Tenaris S.A. ADR (a)(3)	9,722,631	11,750,000

	Mexico (1.18%)
11,025,000	Industrias Peñoles, S.A. de C.V. (12)	20,687,412	20,982,667
500,000	Grupo Industrial Saltillo, S.A. de C.V. (8)	1,469,358	708,841

		22,156,770	21,691,508

	Netherlands (2.18%)
1,575,000	Randstad Holding NV (a)(8)	14,180,714	16,386,900
395,000	Koninklijke Grolsch NV (2)	7,711,486	8,828,637
235,000	OPG Groep NV (6)	5,860,389	7,353,472
225,000	Holdingmaatschappij de Telegraaf NV (10)	3,887,240	3,884,880
315,000	United Services Group (8)	3,664,220	3,696,293

		35,304,049	40,150,182

	Singapore (1.15%)
4,075,000	Haw Par Corporation Limited (8)	7,519,564	7,486,545
23,083,000	Del Monte Pacific Limited (2)	5,474,568	6,048,970
1,000,000	Fraser & Neave Limited (2)	4,050,876	4,508,439
6,683,625	ComfortDelgro Corporation Limited (a)(16)	1,755,988	3,088,604

		18,800,996	21,132,558

	South Africa (0.03%)
50,000	Gold Fields Limited ADR (12)	540,900	507,500

	South Korea (2.71%)
2,025,155	Daeduck Electronics Company, Limited (15)	15,726,340	14,159,348
519,750	Daeduck GDS Company, Limited (15)	2,689,780	5,519,659

FIRST EAGLE OVERSEAS FUND
SCHEDULE OF INVESTMENTS — (Continued)
April 30, 2003
(Unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)

	Common and Preferred Stocks — (continued)

	South Korea — (continued)
27,500	Lotte Confectionery Company, Limited (2)	$8,379,553	$10,022,727
55,000	Samsung Electronics Company, Limited Pfd. (15)	6,539,106	6,772,727
22,950	Nam Yang Dairy Products (2)	4,912,653	4,229,628
28,850	Nam Yang Dairy Products Pfd. (2)	479,094	2,622,727
600,000	Fursys Incorporated (8)	2,265,593	3,768,595
1,000,000	Dong Ah Tire & Rubber Company, Limited (1)	4,376,945	2,876,033

		45,369,064	49,971,444

	Spain and Portugal (3.61%)
2,500,000	Corporacion Financiera Alba SA (7)	53,265,027	55,570,124
1,125,000	Energía e Industrias Aragonesas EIA, SA (9)	5,323,726	6,286,213
265,000	Espírito Santo Financial Group SA ADR (4)	4,301,739	4,656,050

		62,890,492	66,512,387

	Sweden (0.20%)
925,000	Gorthon Lines AB, ‘B’ (c)(16)	2,761,593	1,898,162
97,300	Cardo AB (8)	1,718,770	1,728,453

		4,480,363	3,626,615

	Switzerland (5.64%)
15,450	Pargesa Holding AG (7)	29,969,084	29,297,204
385,000	Kuehne & Nagel International AG (16)	17,064,918	27,242,308
7,000	Metall Zug PC AG (1)	7,853,072	9,560,245
121	Metall Zug AG (1)	1,329,127	1,473,106
23,500	Sika Finanz AG (9)	5,018,182	6,901,055
18,000	Edipresse SA (10)	3,716,340	5,810,522
12,500	Société Générale d’Affichage (10)	4,613,943	5,579,945
100,000	UBS AG (4)	4,008,205	4,748,026
7,000	Hilti AG (8)	4,485,845	4,638,088
5,500	Lindt & Sprüngli AG PC (2)	2,256,442	3,408,839
350	Lindt & Sprüngli AG (2)	2,225,193	2,370,693
15,000	PubliGroupe SA (a)(10)	2,207,101	2,777,983

		84,747,452	103,808,014

	Thailand (0.09%)
250,000	The Oriental Hotel Public Company Limited (1)	1,152,073	1,739,638

	United Kingdom (4.04%)
2,225,000	Spirax-Sarco Engineering plc (8)	12,929,531	15,506,819
12,000,000	Aggregate Industries plc (9)	13,712,932	14,851,940

FIRST EAGLE OVERSEAS FUND
SCHEDULE OF INVESTMENTS — (Continued)
April 30, 2003
(Unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)

	Common and Preferred Stocks — (continued)

	United Kingdom — (continued)
3,560,000	Millennium & Copthorne Hotel plc (1)	$11,768,646	$12,405,455
2,325,000	IMI plc (8)	8,432,323	10,206,503
15,000,000	Enodis plc (a)(8)	12,836,287	8,291,131
5,000,000	McBride plc (2)	6,379,400	5,647,582
3,000,000	J.Z. Equity Partners, plc (4)	5,867,156	4,614,195
100,000	Antofagasta Holdings plc (12)	274,913	1,005,350
315,000	Trans-Siberian Gold Limited (12)	750,000	807,484
5,000	M.J. Whitman Global Value L.P. (b)(e)(7)	500,000	706,400
8,000,000	Royal Doulton plc (a)(1)	4,800,998	368,495

		78,252,186	74,411,354

	United States (3.41%)
2,000,000	Freeport McMoRan Copper & Gold Inc., Class ‘B’ (12)	31,810,522	34,620,000
425,000	Freeport McMoRan Copper & Gold Inc., Preferred Series ‘C’ (a)(d)(12)	7,554,601	14,343,750
645,000	Amdocs Limited (a)(15)	4,466,617	11,390,700
131,315	Security Capital European Realty (a)(e)(13)	2,626,300	2,452,964

		46,458,040	62,807,414

	Total Common and Preferred Stocks	1,283,218,738	1,395,680,186

Principal Amount		Cost (Note 1)	Value (Note 1)

	Notes, Bonds and Convertible Bonds (10.63%)

	Gold-Linked Notes (2.40%)
$1,000,000	HSBC Gold-Linked Note 0% due 5/15/2003 (a)(b)(d)(12)	1,000,000	1,112,500
200,000	HSBC Gold-Linked Note 0% due 6/04/2003 (a)(b)(d)(12)	200,000	209,660
5,000,000	HSBC Gold-Linked Note 0% due 6/19/2003 (a)(b)(d)(12)	5,000,000	5,384,500
3,000,000	HSBC Gold-Linked Note 0% due 6/24/2003 (a)(b)(d)(12)	3,000,000	3,248,700
2,250,000	HSBC Gold-Linked Note 0% due 6/26/2003 (a)(b)(d)(12)	2,250,000	2,409,525
3,000,000	HSBC Gold-Linked Note 0% due 7/15/2003 (a)(b)(d)(12)	3,000,000	3,352,800
1,650,000	HSBC Gold-Linked Note 0% due 7/18/2003 (a)(b)(d)(12)	1,650,000	1,814,340
1,000,000	HSBC Gold-Linked Note 0% due 7/22/2003 (a)(b)(d)(12)	1,000,000	1,082,400
1,000,000	HSBC Gold-Linked Note 0% due 7/25/2003 (a)(b)(d)(12)	1,000,000	1,087,600
1,000,000	HSBC Gold-Linked Note 0% due 11/21/2003 (a)(b)(d)(12)	1,000,000	1,085,800
1,000,000	HSBC Gold-Linked Note 0% due 1/28/2004 (a)(b)(d)(12)	1,000,000	925,800
1,000,000	HSBC Gold-Linked Note 0% due 2/10/2004 (a)(b)(d)(12)	1,000,000	869,900
750,000	HSBC Gold-Linked Note 0% due 2/26/2004 (a)(b)(d)(12)	750,000	725,025
500,000	HSBC Gold-Linked Note 0% due 3/04/2004 (a)(b)(d)(12)	500,000	466,750
500,000	HSBC Gold-Linked Note 0% due 3/15/2004 (a)(b)(d)(12)	500,000	470,850
250,000	HSBC Gold-Linked Note 0% due 3/12/2004 (a)(b)(d)(12)	250,000	231,175

FIRST EAGLE OVERSEAS FUND
SCHEDULE OF INVESTMENTS — (Continued)
April 30, 2003
(Unaudited)

Principal Amount			Cost (Note 1)	Value (Note 1)

		Notes, Bonds and Convertible Bonds — (continued)
		Gold-Linked Notes — (continued)
	$1,000,000	HSBC Gold-Linked Note 0% due 3/26/2004 (a)(b)(d)(12)	$1,000,000	$1,007,100
	1,000,000	HSBC Gold-Linked Note 0% due 4/13/2004 (a)(b)(d)(12)	1,000,000	1,059,200
	1,000,000	HSBC Gold-Linked-Note 0% due 4/13/2004 (a)(b)(d)(12)	1,000,000	1,052,800
	1,000,000	HSBC Gold-Linked Note 0% due 4/30/2004 (a)(b)(d)(12)	1,000,000	1,019,600
	4,000,000	UBS Gold-Linked Note 0% due 5/23/2003 (a)(b)(d)(12)	4,000,000	4,512,320
	1,000,000	UBS Gold-Linked Note 0% due 1/22/2004 (a)(b)(d)(12)	1,000,000	936,580
	1,000,000	UBS Gold-Linked Note 0% due 2/06/2004 (a)(b)(d)(12)	1,000,000	892,230
	1,000,000	UBS Gold-Linked Note 0% due 2/09/2004 (a)(b)(d)(12)	1,000,000	887,690
	2,000,000	UBS Gold-Linked Note 0% due 3/15/2004 (a)(b)(d)(12)	2,000,000	1,873,460
	1,500,000	UBS Gold-Linked Note 0% due 4/29/2004 (a)(b)(d)(12)	1,500,000	1,582,380
	1,000,000	UBS Gold-Linked Note 0% due 5/12/2004 (a)(b)(d)(12)	1,000,000	1,027,820
	3,650,000	UBS Gold-Linked Note 0% due 6/19/2004 (a)(b)(d)(12)	3,650,000	3,925,028

			42,250,000	44,253,533

		U.S. Dollar Notes and Bonds (0.49%)
	2,456,000	P.T. Pabrik Kertas Tjiwi-Kimia 10% due 8/01/2004 (a)(f)(11)	1,868,854	669,260
	1,000,000	YPF Sociedad Anonima 9 1/8% due 2/24/2009 (a)(3)	738,902	1,037,500
	1,000,000	United Mexican States 9 7/8% due 2/01/2010 (5)	1,107,500	1,275,750
	500,000	Vivendi Universal SA 9 1/4% due 4/15/2010 (b)(10)	500,000	556,250
	1,000,000	Grupo Televisa SA 8% due 9/13/2011 (10)	978,742	1,077,500
	4,000,000	Bangkok Bank Public Company 9.025% due 3/15/2029 (a)(b)(4)	2,603,236	4,420,000

			7,797,234	9,036,260

		U.S. Dollar Convertible Bonds (0.32%)
	1,020,408	Cresud S.A.C.I.F. y A. 8% due 11/14/2007 (2)	1,020,408	2,040,816
	4,000,000	Amdocs Limited 2% due 6/01/2008 (15)	3,584,700	3,905,000
	2,000,000	Medya International Limited 10% due 6/28/2049 (a)(e)(f)(10)	1,987,057	20,000

			6,592,165	5,965,816

		Non U.S. Dollar Notes and Bonds (6.64%)
EUR	17,541,659	Vivendi Universal SA 6.7% due 6/21/2006 (10)	13,369,319	19,015,554
EUR	1,500,000	Vivendi Universal SA 9 1/2% due 4/15/2010 (b)(10)	1,593,343	1,864,910
AUD	10,000,000	Queensland Treasury Corporation 8% due 9/14/2007 (5)	5,935,361	6,995,974
CAD	16,500,000	Shaw Communications Inc. 7.4% due 10/17/2007 (10)	9,941,928	11,499,742
EUR	1,500,000	Sola International Inc. 11% due 3/15/2008 (a)(6)	1,428,198	1,810,429
EUR	15,500,000	Koninklijke Ahold NV 5 7/8% due 5/06/2008 (14)	12,223,709	13,289,446
GBP	10,000,000	EMI Group plc 8 1/4% due 5/20/2008 (10)	14,824,973	15,460,757
EUR	1,500,000	Scandinavian Broadcasting 12% due 6/15/2008 (10)	1,458,213	1,693,087
EUR	9,406,056	Republic of France O.A.T./i 3% due 7/25/2009 (5)	8,084,011	11,173,442
EUR	4,500,000	Prosieben Media 11 1/4% due 7/31/2009 (10)	4,238,969	5,230,129
EUR	1,000,000	Flowserve Finance B.V. 12 1/4% due 8/15/2010 (8)	1,010,034	1,251,655
EUR	15,000,000	Republic of South Africa 13% due 8/31/2010 (a)(5)	1,199,912	2,366,718
EUR	3,350,000	The Manitowoc Company, Inc. 10 3/8% due 5/15/2011 (8)	3,154,639	3,856,103
GBP	7,495,000	Enodis plc 10 3/8% due 4/15/2012 (8)	11,501,413	12,488,447
EUR	7,000,000	Fimep SA 11% due 2/15/2013 (8)	7,577,850	8,663,799
EUR	5,000,000	Fimep SA 10 1/2% due 2/15/2013 (8)	5,000,000	5,537,500

			102,541,872	122,197,692

FIRST EAGLE OVERSEAS FUND
SCHEDULE OF INVESTMENTS — (Continued)
April 30, 2003
(Unaudited)

Principal Amount			Cost (Note 1)		Value (Note 1)

		Notes, Bonds and Convertible Bonds - (continued)
		Non U.S. Dollar Convertible Bonds (0.78%)
EUR	60,000	Havas Advertising 1% due 1/01/2006 (10)	$1,025,035		$1,419,846
EUR	243,500	Havas Advertising 4% due 1/01/2009 (10)	1,986,854		2,802,869
EUR	3,750,000	Aegis Group plc 2% due 5/15/2006 (a)(10)	3,409,481		3,729,820
EUR	84,339	Club Mediterranee SA 3% due 11/01/2008 (1)	4,656,631		5,157,993
NZD	1,775,277	Evergreen Forest Limited 0% due 3/19/2009 (a)(11)	943,678		1,301,878

			12,021,679		14,412,406

		Total Notes, Bonds and Convertible Bonds	171,202,950		195,865,707

		Short-Term Investments (12.43%)
	$30,000,000	American Express Credit Corporation 1.25% due 5/01/2003	30,000,000		30,000,000
	20,000,000	Knight-Ridder, Inc. 1.22% due 5/01/2003	20,000,000		20,000,000
	4,525,000	The Coca-Cola Company 1.23% due 5/01/2003	4,525,000		4,525,000
	46,596,000	Exxon Project Investment Corporation 1.19% due 5/02/2003	46,594,460		46,594,460
	16,806,000	Honeywell Inc. 1.21% due 5/02/2003	16,805,435		16,805,435
	7,783,000	Pearson Holdings Inc. 1.4% due 5/02/2003	7,782,697		7,782,697
	20,000,000	Exxon Project Investment Corporation 1.19% due 5/05/2003	19,997,356		19,997,356
	5,452,000	Maytag Corporation 1.4% due 5/05/2003	5,451,152		5,451,152
	9,098,000	Exxon Project Investment Corporation 1.19% due 5/06/2003	9,096,496		9,096,496
	21,489,000	The Coca-Cola Company 1.23% due 5/07/2003	21,484,666		21,484,666
	27,000,000	The Coca-Cola Company 1.23% due 5/08/2003	26,993,543		26,993,543
	10,000,000	Monsanto Group 1.29% due 5/08/2003	9,997,492		9,997,492
	6,000,000	The Sherwin-Williams Company 1.25% due 5/08/2003	5,998,542		5,998,542
	4,158,000	Dow Chemical Corporation 1.33% due 5/12/2003	4,156,310		4,156,310

		Total Short-Term Investments	228,883,149		228,883,149

		Total Investments (98.83%)	$1,683,304,837	*	1,820,429,042	**

		Other assets in excess of liabilities (1.17%)			21,522,493

		Net Assets (100.00%)			$1,841,951,535

______________

*

At April 30, 2003 cost is substantially identical for both book and federal income tax purposes.

**

Gross unrealized appreciation and depreciation of securities at April 30, 2003 were $226,284,798 and $89,160,593, respectively (net appreciation was $137,124,205).

Foreign Currencies	Sector/Industry Classifications

AUD — Australian dollar	(1) Consumer Discretionary	(9) Materials
CAD — Canadian dollar	(2) Consumer Staples	(10) Media
EUR — euro	(3) Energy	(11) Paper and Forest Products
GBP — pound sterling	(4) Financials	(12) Precious Metals
NZD — New Zealand dollar	(5) Government Issues	(13) Real Estate
	(6) Health Care	(14) Retail
	(7) Holding Companies	(15) Technology and Telecommunications
	(8) Industrials	(16) Transportation

FIRST EAGLE OVERSEAS FUND
SCHEDULE OF INVESTMENTS — (Continued)
April 30, 2003
(Unaudited)

(a)

Non-income producing security.

(b)

Security is exempt from registration under the Securities Act of 1933 and may only be sold to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.

(c)

Affiliate as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities. Following is a summary of transactions with each such affiliate for the six months ended April 30, 2003.

	Purchases		Sales		Realized Gain/Loss	Dividend Income

Affiliate	Shares	Cost	Shares	Cost

Conflandey	—	—	—	—	—	—
Gorthon Lines AB ‘B’	—	—	—	—	—	$94,963
InterTAN, Inc.	875,000	$5,423,431	—	—	—	—
Robertet SA C.I.	—	—	—	—	—	—
Shoei Company, Limited	65,000	693,796	—	—	—	69,490
Société Française des Papiers Peints	2,000	37,945	—	—	—	—
Société Sucrière de Pithiviers-le-Vieil	—	—	—	—	—	—
Sotoh Company, Limited	70,000	422,002	—	—	—	45,779
Wendel Investissement	1,455,236	33,204,756	—	—	—	—

(d)

Commodity-linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying commodity.

(e)

Security for which there are less than three market makers.

(f)

In default as to principal and interest.

______________

See Notes to Financial Statements.

FUND OVERVIEW

FIRST EAGLE U.S. VALUE FUND	Data as of April 30, 2003(unaudited)

THE INVESTMENT STYLE

The First Eagle U.S. Value Fund seeks long-term growth of capital by investing primarily in equity and debt securities issued by U.S. corporations. The Fund consists of mostly small and medium size U.S. companies. Management utilizes a highly disciplined, bottom-up, value approach in achieving its investment objective.

ASSET ALLOCATION

U.S. Stocks	64.29%
U.S. Dollar Notes and Bonds	16.43%
U.S. Dollar Cash and Equivalents	16.27%
Foreign Stocks	2.26%
Foreign Currency Bond	0.75%

TOP 5 SECTORS

Industrials	13.43%
Consumer Discretionary	8.86%
Paper and Forest Products	7.88%
Precious Metals	6.20%
Utilities	5.54%

The Fund’s portfolio composition is subject to change at any time.

AVERAGE ANNUAL RETURNS

	ONE-YEAR		SINCE INCEPTION (9-04-01)

First Eagle U.S. Value Fund (A Shares)
without sales load	(6.98%	)	7.62%
with sales load	(11.60%	)	4.20%
Russell 2000 Index	(20.76%	)	(7.80%)

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses. The average annual returns for Class A Shares with a sales load gives effect to the deduction of the maximum sales load of 5.00%. The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index and is not available for purchase.

TOP 10 HOLDINGS

Liberty Media Corporation (media company)	3.71%
McDonald’s Corporation (restaurant franchise)	3.63%
Rayonier Inc. (paper and forest products)	3.14%
Tyco International Limited (industrial conglomerate)	2.92%
CalEnergy Capital Trust 6½% Conv. Pfd. (energy company)	2.84%
GATX Corporation (CS & Bond) (transportation and financial company)	2.76%
Berkshire Hathaway Inc. (holding company)	2.62%
Newmont Mining Corporation (mining company)	2.53%
Burlington Resources Inc. (oil and gas production)	2.02%
Blount International Inc. (Bonds) (industrial machinery)	1.96%

FIRST EAGLE U.S. VALUE FUND
SCHEDULE OF INVESTMENTS
April 30, 2003
(Unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)

	Common and Preferred Stocks — U.S. (64.29%)
	Consumer Discretionary (5.66%)
170,000	McDonald’s Corporation	$3,752,285	$2,907,000
35,000	Furniture Brands International (a)	790,664	831,250
17,500	Papa John’s International Inc. (a)	471,775	415,975
8,000	Allen Organ Company, Class ‘B’	307,040	292,280
2,252	Jostens, Inc., Class ‘A’ (a)	21,837	64,182
600	St. John Knits International Inc. (a)	18,600	18,600

		5,362,201	4,529,287

	Consumer Staples (2.27%)
15,000	Weyco Group, Inc.	450,967	764,850
18,000	Altria Group Inc.	877,898	553,680
28,800	Seneca Food Corporation	422,064	498,240

		1,750,929	1,816,770

	Energy (4.66%)
35,000	Burlington Resources, Inc.	1,490,811	1,620,850
30,000	Murphy Oil Corporation	1,220,382	1,249,500
50,000	CONSOL Energy, Inc.	1,110,179	860,000

		3,821,372	3,730,350

	Financials (1.41%)
60,000	GATX Corporation	1,416,177	1,130,400

	Health Care (2.63%)
75,000	Schering-Plough Corporation	1,654,624	1,357,500
20,000	DENTSPLY International Inc.	580,150	747,000

		2,234,774	2,104,500

	Holding Companies (4.04%)
30	Berkshire Hathaway Inc., Class ‘A’ (a)	2,084,316	2,094,452
557	Case Pomeroy & Company, Inc., Class ‘A’	538,848	554,215
10,000	Leucadia National Corporation	332,811	381,000
5,000	Loews Corporation	223,725	206,350

		3,179,700	3,236,017

	Industrials (7.96%)
150,000	Tyco International Limited	2,871,570	2,340,000
65,000	Waste Management Inc.	1,648,011	1,411,800
72,500	UniFirst Corporation	1,269,503	1,192,625
15,000	Franklin Electric Company, Inc.	570,590	777,450
15,000	Manpower Inc.	386,114	493,200
105,850	Columbus McKinnon Corporation	995,392	163,009

		7,741,180	6,378,084

FIRST EAGLE U.S. VALUE FUND
SCHEDULE OF INVESTMENTS — (Continued)
April 30, 2003
(Unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)

	Common and Preferred Stocks — U.S. (continued)
	Materials (3.13%)
40,000	TXI Capital Trust 5 1/2% Conv. Pfd.	$1,218,998	$1,221,200
25,000	Vulcan Materials Company	822,451	874,250
20,000	Greif Bros. Corporation, Class ‘A’	568,990	409,000

		2,610,439	2,504,450

	Media (4.81%)
270,309	Liberty Media Corporation	2,608,512	2,973,399
60,000	General Motors Corporation — Class ‘H’ (a)	779,923	708,000
15,000	The Interpublic Group of Companies, Inc.	295,760	171,000

		3,684,195	3,852,399

	Paper and Forest Products (6.42%)
50,000	Rayonier Inc.	2,216,509	2,518,000
60,000	Deltic Timber Corporation	1,695,981	1,467,600
40,000	Plum Creek Timber Company	921,473	930,400
30,000	Longview Fibre Company	236,400	228,900

		5,070,363	5,144,900

	Precious Metals (4.26%)
75,000	Newmont Mining Corporation	1,590,141	2,026,500
80,000	Freeport McMoRan Copper & Gold Inc., Class ‘B’	1,087,622	1,384,800

		2,677,763	3,411,300

	Real Estate (1.07%)
30,000	ProLogis	377,245	772,200
1,595	ProLogis Trust 8.54% Pfd. Series ‘C’	82,039	84,535

		459,284	856,735

	Retail (7.09%)
75,000	Barnes and Noble, Inc.	1,508,779	1,477,500
90,000	Payless Shoesource Inc.	1,598,894	1,427,400
40,000	The Sherwin-Williams Company	973,933	1,115,200
25,000	Costco Wholesale Corporation	721,956	865,250
17,000	May Department Stores Company	522,898	367,540
15,000	Hancock Fabrics, Inc.	112,505	234,000
7,000	Tiffany & Company	146,534	194,180

		5,585,499	5,681,070

	Technology and Telecommunications (3.34%)
25,000	Telephone & Data Systems, Inc.	1,428,098	1,077,250
130,000	Earthlink, Inc. (a)	1,161,450	891,800
45,000	American Power Conversion Corporation (a)	539,590	701,100

		3,129,138	2,670,150

FIRST EAGLE U.S. VALUE FUND
SCHEDULE OF INVESTMENTS — (Continued)
April 30, 2003
(Unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)

	Common and Preferred Stocks — U.S. (continued)
	Utilities (5.54%)
50,000	CalEnergy Capital Trust 6 1/2% Conv. Pfd.	$2,001,563	$2,275,000
60,000	Kaneb Services LLC	1,150,640	1,392,000
30,000	IDACORP, Inc.	813,835	767,700

		3,966,038	4,434,700

	Common Stocks-Non U.S. (2.26%)
	Canada (0.82%)
20,000	EnCana Corporation (2)	549,956	658,000

	United Kingdom (1.44%)
750,000	J.Z. Equity Partners plc (3)	1,499,247	1,153,549

	Total Common and Preferred Stocks	54,738,255	53,292,661

Principal Amount		Cost (Note 1)	Value (Note 1)

	Notes, Bonds and Convertible Bonds (17.18%)
	Gold-Linked Notes (1.94%)
$ 500,000	HSBC Gold-Linked Note 0% due 4/13/2004 (a)(b)(c)(7)	500,000	529,600
1,000,000	UBS Gold-Linked Note 0% due 5/12/2004 (a)(b)(c)(7)	1,000,000	1,027,820

		1,500,000	1,557,420

	U.S. Dollar Notes and Bonds (14.22%)
670,000	Blount International Inc. 7% due 6/15/2005 (5)	598,146	606,350
1,330,000	Blount International Inc. 13% due 8/01/2009 (5)	725,554	957,600
1,589,000	Columbus McKinnon Corporation 8 1/2% due 4/01/2008 (5)	1,298,693	1,136,135
1,500,000	Level 3 Communications, Inc. 9 1/8% due 5/01/2008 (9)	689,628	1,222,500
525,000	Longview Fibre Company 10% due 1/15/2009 (6)	556,375	567,000
250,000	Crescent Real Estate Equities Company 9 1/4% due 4/15/2009 (8)	250,000	266,563
500,000	American Standard Companies Inc. 8 1/4% due 6/01/2009 (5)	530,000	547,500
1,075,000	GATX Corporation 8 7/8% due 6/12/2009 (3)	1,005,693	1,080,375
500,000	Jostens, Inc. 12 3/4% due 5/01/2010 (1)	558,375	600,000
995,000	Flowserve Finance B.V. 12 1/4% due 8/15/2010 (b)(5)	1,130,323	1,129,325
1,000,000	Briggs & Stratton Corporation 8 7/8% due 3/15/2011 (1)	1,062,000	1,125,000
850,000	Steinway Musical Instruments 8 3/4% due 4/15/2011 (1)	859,750	837,250
550,000	Potlatch Corporation 10% due 7/15/2011 (6)	592,063	599,500
125,000	R.H. Donnelley Finance 10 7/8% due 12/15/2012 (3)	125,000	145,313
600,000	Bausch and Lomb Inc. 7 1/8% due 8/01/2028 (4)	504,136	565,908

		10,485,736	11,386,319

	U.S. Dollar Convertible Bond (0.27%)
250,000	SCI Systems Inc. 3% due 3/15/2007 (9)	154,509	212,500

FIRST EAGLE U.S. VALUE FUND
SCHEDULE OF INVESTMENTS — (Continued)
April 30, 2003
(Unaudited)

Principal Amount		Cost (Note 1)		Value (Note 1)

	Notes, Bonds and Convertible Bonds — (continued)
	Non U.S. Dollar Bond (0.75%)
EUR 500,000	Sola International Inc. 11% due 3/15/2008 (4)	$ 474,342		$ 603,476

	Total Notes, Bonds and Convertible Bonds	12,614,587		13,759,715

	Short-Term Investments (17.04%)
$ 1,870,000	Exxon Project Investment Corporation 1.19% due 5/02/2003	1,869,938		1,869,938
3,433,000	Honeywell Inc. 1.21% due 5/02/2003	3,432,885		3,432,885
1,048,000	Maytag Corporation 1.4% due 5/05/2003	1,047,837		1,047,837
1,262,000	Exxon Project Investment Corporation 1.19% due 5/06/2003	1,261,791		1,261,791
2,600,000	The Coca-Cola Company 1.23% due 5/08/2003	2,599,378		2,599,378
3,433,000	American Express Credit Corporation 1.25% due 5/12/2003	3,433,000		3,433,000

	Total Short-Term Investments	13,644,829		13,644,829

	Total Investments (100.77%)	$80,997,671	*	80,697,205	**

	Liabilities in excess of other assets (-0.77%)			(612,731)

	Net assets (100.00%)			$80,084,474

______________

*

At April 30, 2003 cost is substantially identical for both book and federal income tax purposes.

**

Gross unrealized appreciation and depreciation of securities at April 30, 2003, based on cost for federal income tax purposes, were $5,616,164 and $5,916,630, respectively (net depreciation was $300,466).

Foreign Currency	Sector/Industry Classifications
EUR — euro	(1) Consumer Discretionary
(2) Energy
(3) Financials
(4) Health Care
(5) Industrials
(6) Paper and Forest Products
(7) Precious Metals
(8) Real Estate
(9) Technology and Telecommunications

(a)

Non-income producing security.

(b)

Security is exempt from registration under the Securities Act of 1933 and may only be sold to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.

______________

See Notes to Financial Statements.

FUND OVERVIEW

FIRST EAGLE GOLD FUND	Data as of April 30, 2003 (unaudited)

THE INVESTMENT STYLE

The First Eagle Gold Fund’s investment objective is growth of capital. To achieve its objective, the Fund invests primarily in gold and/or securities directly related to gold or of companies engaged in mining, processing, dealing in or holding gold, both in the United States and in foreign countries.

ASSET ALLOCATION

Foreign Stocks	45.70%
U.S. Stocks	19.94%
Gold Commodity	15.40%
Gold-Linked Notes	12.64%
U.S. Dollar Cash and Equivalents	5.56%
Foreign Currency Bond	0.76%

TOP 5 COUNTRIES

United States	47.98%
Canada	26.09%
South Africa	13.24%
Mexico	3.88%
Peru	0.14%

The Fund’s portfolio composition is subject to change at any time.

AVERAGE ANNUAL RETURNS

	ONE-YEAR	FIVE-YEARS	SINCE INCEPTION (8-31-93)

First Eagle Gold Fund (A Shares)
without sales load	15.64%	10.65%	4.38%
with sales load	9.86%	9.81%	3.96%
MSCI World Index	(14.58%)	(4.25%)	4.59%
FT Gold Mines Index	(10.78%)	(3.17%)	(5.35%)
Consumer Price Index	2.22%	2.49%	2.50%

GROWTH OF A $10,000 INVESTMENT

	First Eagle Gold Fund	MSCI World Index	FT Gold Mines Index	Consumer Price Index

8/93	$10,000.0	$10,000.0	$10,000.0	$10,000.0
4/94	10,652.0	10,340.0	10,086.0	10,159.0
4/95	11,062.0	11,347.0	10,262.0	10,483.0
4/96	12,456.0	13,470.0	12,375.0	10,780.0
4/97	10,339.0	14,862.0	7,811.0	11,049.0
4/98	8,793.0	19,178.0	6,906.0	11,215.0
4/99	6,892.0	22,237.0	5,414.0	11,470.0
4/00	5,813.0	24,970.0	4,023.0	11,822.0
4/01	6,527.0	20,963.0	3,996.0	12,202.0
4/02	12,613.0	18,067.0	6,590.0	12,388.0
4/03	14,585.0	15,434.0	5,879.0	12,685.0

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses. The average annual returns for Class A Shares with a sales load give effect to the deduction of the maximum sales load of 3.75% for periods prior to March 1, 2000 and of 5.00% thereafter. The MSCI World Index is a widely followed, unmanaged group of stocks from 23 international markets and is not available for purchase. It is a trademark of Morgan Stanley Capital International SA in Geneva, Switzerland. The FT Gold Mines Index is an unmanaged index composed of 32 gold mining companies and is only available without dividends reinvested and is not available for purchase . The Consumer Price Index (CPI) represents the change in price of all goods and services purchased for consumption by urban households.

TOP 10 HOLDINGS

Gold Commodity (in ounces) (United States)	15.40%
Newmont Mining Corporation (United States)	10.98%
Freeport McMoRan Copper & Gold, Inc. (CS & Pfd.) (B, C & D) (United States)	8.23%
HSBC Gold-Linked Notes (United States)	7.60%
UBS Gold-Linked Notes (United States)	5.04%
IAMGOLD Corporation (Canada)	4.28%
Gold Fields Limited ADR (South Africa)	4.26%
Kinross Gold Corporation (CS & Bond) (Canada)	4.02%
Industrias Peñoles, S.A. de C.V. (Mexico)	3.88%
Placer Dome Inc. (Canada)	2.99%

FIRST EAGLE GOLD FUND
SCHEDULE OF INVESTMENTS
April 30, 2003
(Unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)

	Common and Preferred Stocks and Warrants (65.64%) Canada (25.33%)
1,785,000	IAMGOLD Corporation	$4,591,236	$8,709,138
1,085,000	Kinross Gold Corporation	4,891,458	6,641,252
615,000	Placer Dome Inc.	6,456,729	6,082,350
455,000	Glamis Gold Limited (a)	3,158,987	5,045,950
500,000	Agnico-Eagle Mines Limited	6,699,942	5,010,000
335,000	Barrick Gold Corporation	5,483,865	5,008,250
3,375,000	Miramar Mining Corporation (a)	3,120,397	3,810,901
300,000	Meridian Gold Inc. (a)	3,907,680	3,042,448
265,000	Goldcorp Inc.	949,239	2,763,226
600,000	Richmont Mines, Inc. (a)	1,698,172	1,881,927
625,000	Golden Star Resources Limited (a)	716,156	1,100,000
1,250,000	Wheaton River Minerals Limited (a)	959,161	1,089,078
262,500	Wheaton River Warrants (a)	—	91,482
300,000	Apollo Gold (a)	678,434	614,763
450,000	Aurizon Mines Limited (a)	386,199	370,112
35,000	Pan American Silver Corporation (a)	151,288	220,778

		43,848,943	51,481,655

	Mexico (3.88%)
4,144,700	Industrias Peñoles, S.A. de C.V.	7,479,626	7,888,151

	Peru (0.14%)
809,287	Compania Minera Arcata S.A. (a)	514,222	280,523

	South Africa (13.24%)
852,500	Gold Fields Limited ADR	8,785,753	8,652,875
555,000	Harmony Gold Mining Company Limited ADR	6,608,795	5,827,500
115,000	Impala Platinum Holdings Limited	7,033,908	5,667,351
165,000	Anglogold Limited ADR	4,712,639	4,656,300
185,000	Randgold and Exploration Limited ADR (a)	1,038,870	2,003,550
1,500,000	JCI Limited (a)	213,392	108,830

		28,393,357	26,916,406

	United States (19.94%)
3,150,375	Newmont Mining Corporation	21,595,577	22,325,424
207,500	Freeport McMoRan Copper & Gold Inc., Preferred Series ‘C’ (a)(b)	5,577,268	7,003,125
325,000	Freeport McMoRan Copper & Gold Inc., Class ‘B’	5,656,643	5,625,750
65,000	Freeport McMoRan Copper & Gold Inc., Preferred Series ‘B’ (a)(b)	1,946,438	2,174,250
215,500	Freeport McMoRan Copper & Gold Inc., Preferred Series ‘D’ (a)(b)	2,248,012	1,937,345
65,000	Royal Gold, Inc.	243,531	1,036,750
200,000	Apollo Gold Corporation (a)	160,000	409,840
50,000	Apollo Gold Corporation Warrants (a)	—	22,500

		37,427,469	40,534,984

	United Kingdom (0.13%)
105,000	Trans-Siberian Gold Limited	250,000	269,161

	Miscellaneous (2.98%)
465,000	Apex Silver Mines Limited (a)	7,001,726	6,068,250

	Total Common and Preferred Stocks and Warrants	124,915,343	133,439,130

FIRST EAGLE GOLD FUND
SCHEDULE OF INVESTMENTS — (Continued)
April 30, 2003
(Unaudited)

Ounces		Cost (Note 1)	Value (Note 1)

Gold Commodity (15.40%)
92,488	Gold bullion	$ 31,941,389	$ 31,311,922

Principal Amount		Cost (Note 1)	Value (Note 1)

	Notes and Convertible Bond (13.40%)
	Gold-Linked Notes (12.64%)
$ 385,000	HSBC Gold-Linked Note 0% due 5/15/2003 (a)(b)(c)	385,000	428,313
450,000	HSBC Gold-Linked Note 0% due 5/29/2003 (a)(b)(c)	450,000	488,565
800,000	HSBC Gold-Linked Note 0% due 6/04/2003 (a)(b)(c)	800,000	838,640
100,000	HSBC Gold-Linked Note 0% due 6/19/2003 (a)(b)(c)	100,000	107,690
750,000	HSBC Gold-Linked Note 0% due 6/26/2003 (a)(b)(c)	750,000	803,175
350,000	HSBC Gold-Linked Note 0% due 7/18/2003 (a)(b)(c)	350,000	384,860
1,000,000	HSBC Gold-Linked Note 0% due 7/22/2003 (a)(b)(c)	1,000,000	1,082,400
1,000,000	HSBC Gold-Linked Note 0% due 7/25/2003 (a)(b)(c)	1,000,000	1,087,600
1,000,000	HSBC Gold-Linked Note 0% due 1/21/2004 (a)(b)(c)	1,000,000	929,900
1,000,000	HSBC Gold-Linked Note 0% due 1/28/2004 (a)(b)(c)	1,000,000	925,800
2,000,000	HSBC Gold-Linked Note 0% due 2/05/2004 (a)(b)(c)	2,000,000	1,733,000
1,000,000	HSBC Gold-Linked Note 0% due 2/09/2004 (a)(b)(c)	1,000,000	870,400
1,000,000	HSBC Gold-Linked Note 0% due 2/10/2004 (a)(b)(c)	1,000,000	869,900
1,000,000	HSBC Gold-Linked Note 0% due 2/13/2004 (a)(b)(c)	1,000,000	847,500
1,000,000	HSBC Gold-Linked Note 0% due 2/17/2004 (a)(b)(c)	1,000,000	863,800
500,000	HSBC Gold-Linked Note 0% due 2/19/2004 (a)(b)(c)	500,000	459,550
500,000	HSBC Gold-Linked Note 0% due 2/26/2004 (a)(b)(c)	500,000	483,350
500,000	HSBC Gold-Linked Note 0% due 3/04/2004 (a)(b)(c)	500,000	466,750
250,000	HSBC Gold-Linked Note 0% due 3/12/2004 (a)(b)(c)	250,000	231,175
1,500,000	HSBC Gold-Linked Note 0% due 4/08/2004 (a)(b)(c)	1,500,000	1,563,450
2,300,000	UBS Gold-Linked Note 0% due 5/23/2003 (a)(b)(c)	2,300,000	2,594,584
350,000	UBS Gold-Linked Note 0% due 6/19/2003 (a)(b)(c)	350,000	376,372
1,000,000	UBS Gold-Linked Note 0% due 1/22/2004 (a)(b)(c)	1,000,000	936,580
2,000,000	UBS Gold-Linked Note 0% due 2/06/2004 (a)(b)(c)	2,000,000	1,784,460
2,000,000	UBS Gold-Linked Note 0% due 2/09/2004 (a)(b)(c)	2,000,000	1,775,380
1,000,000	UBS Gold-Linked Note 0% due 3/15/2004 (a)(b)(c)	1,000,000	936,730
1,500,000	UBS Gold-Linked Note 0% due 4/29/2004 (a)(b)(c)	1,500,000	1,582,380
250,000	UBS Gold-Linked Note 0% due 5/12/2004 (a)(b)(c)	250,000	256,955

		26,485,000	25,709,259

	Non U.S. Dollar Convertible Bond (0.76%)
CAD2,430,000	Kinross Gold Corporation 5½% 12/05/2006 (a)	1,134,191	1,537,063

	Total Notes and Convertible Bond	27,619,191	27,246,322

FIRST EAGLE GOLD FUND
SCHEDULE OF INVESTMENTS — (Continued)
April 30, 2003
(Unaudited)

Principal Amount		Cost (Note 1)		Value (Note 1)

	Short-Term Investments (4.70%)
$4,407,000	American Express Credit Corporation 1.25% due 5/01/2003	$4,407,000		$4,407,000
5,154,000	Honeywell Inc. 1.21% due 5/02/2003	5,153,827		5,153,827

	Total Short-Term Investments	9,560,827		9,560,827

	Total Investments (99.14%)	$194,036,750	*	201,558,201	**

	Other assets in excess of liabilities (0.86%)			1,746,061

	Net assets (100.00%)			$203,304,262

______________

*

At April 30, 2003 cost is substantially identical for both book and federal income tax purposes.

**

Gross unrealized appreciation and depreciation of securities at April 30, 2003 were $17,221,936 and $9,700,485, respectively (net appreciation was $7,521,451).

Foreign Currency

CAD — Canadian dollar

(a)

Non-income producing security.

(b)

Commodity-linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying commodity.

(c)

Security for which there are less than three market makers.

______________

See Notes to Financial Statements.

FIRST EAGLE FUNDS, INC.

First Eagle Fund of America

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

The past few years have been extraordinarily difficult to realize value from equity investing. From the height of lunacy several years ago to the depths of despair last year, markets have confounded most who attempted to measure their rewards over a period of months, quarters, or a year. While difficult to realize value, it has been an excellent time to invest longer term as market dislocations create great opportunity. However, it seems to us that this period of non-rewarding investment may also be over. The confluence of low interest rates, investor friendly tax cuts and decline in the dollar vs. euro and yen serve to create a more hospitable environment for equities. We have also begun to see a pickup in merger and acquisition activity, which has been muted for three to four years.

The portfolio had a modest return of 4.57% for the first half of fiscal 2003 vs. 4.47% for the Standard & Poor’s 500 Stock Index. Contributors to performance shared little in common. Storage Technology Corporation, a high-technology provider of storage devices, continued to execute its turnaround plan; Genzyme Corporation, a biotech company, received several new drug approvals; Dean Foods Company, the largest US milk processor delivered better than expected quarterly results and Ball Corporation, the largest producer of metal cans, continued its outstanding performance. On the negative side, Tenet Healthcare Corporation significantly impacted performance following its announcement that it had engaged in aggressive billing practices to Medicare. General Dynamics Corporation announced disappointing Gulfstream results and Oxford Health Plans Inc. performed poorly in the marketplace despite relatively healthy results. General Dynamics Corporation and Oxford Health Plans Inc. have made up much of the lost ground while Tenet Healthcare Corporation represents a longer turnaround.

Sincerely,

Harold Levy
Portfolio Manager

June 16, 2003

FUND OVERVIEW

FIRST EAGLE FUND OF AMERICA	Data as of April 30, 2003 (unaudited)

THE INVESTMENT STYLE

The First Eagle Fund of America is a non-diversified U.S. equity fund with a unique event-driven bias. The Fund focuses on identifying companies poised to benefit from change that the market has not yet recognized. It seeks capital appreciation with above-average long-term returns.

ASSET ALLOCATION

U.S. Stocks and Options	81.29%
U.S. Dollar Cash and Equivalents	17.82%
U.S. Corporate Bond	0.89%

TOP 5 SECTORS

Industrials	23.37%
Health Care	19.77%
Materials	9.99%
Biotechnology	9.71%
Information Technology	7.49%

The Fund’s portfolio composition is subject to change at any time.

AVERAGE ANNUAL RETURNS

	ONE-YEAR	FIVE-YEARS	TEN-YEARS

First Eagle Fund of America
(Y Shares)	(8.08%)	3.65%	13.87%
Standard & Poor’s 500 Index	(13.31%)	(2.43%)	9.66%

GROWTH OF A $10,000 INVESTMENT

	First Eagle Fund of America	Standard & Poor’s 500 Index w/income

4/93	$10,000.0	$10,000.0
4/94	11,920.0	10,531.0
4/95	12,577.0	12,362.0
4/96	17,425.0	16,095.0
4/97	20,698.0	20,137.0
4/98	30,649.0	28,396.0
4/99	34,953.0	34,591.0
4/00	33,059.0	38,082.0
4/01	37,401.0	33,145.0
4/02	39,879.0	28,953.0
4/03	36,656.0	25,100.0

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The Fund’s average annual return shown above is historical and reflects changes in share price, reinvested dividends and is net of expenses. The Standard & Poor’s 500 Index is a widely recognized unmanaged index of the stock of 500 U.S. companies.

TOP 10 HOLDINGS

General Dynamics Corporation (aerospace & defense)	4.34%
Packaging Corporation of America (containers/packaging)	4.29%
Dean Foods Company (dairy products)	4.21%
L-3 Communications Holdings Inc. (secure communication systems)	3.91%
Storage Technology Corporation (computer storage devices)	3.87%
Tenet Healthcare Corporation (CS and Bond) (hospital management)	3.79%
Ball Corporation (metal cans)	3.69%
American Standard Companies Inc. (building products)	3.59%
Tyco International Limited (industrial conglomerate)	3.53%
Manor Care Inc. (skilled nursing care)	3.42%

FIRST EAGLE FUND OF AMERICA
SCHEDULE OF INVESTMENTS
April 30, 2003
(Unaudited)

Number of Shares		Cost	Market Value

	Common Stocks (84.13%)
	Biotechnology (9.71%)
369,600	Biogen Inc. (a)(c)	$17,476,253	$14,044,800
257,000	Genzyme Corporation (a)(c)	5,715,830	10,349,390
194,400	Cephalon Inc. (a)(c)	10,314,373	7,929,576
208,900	Invitrogen Corporation (a)(c)	6,793,653	6,828,941
459,300	Celera Genomics Group-Applera Corporation (a)	8,556,031	4,822,650
137,300	Celgene Corporation (a)(c)	2,279,180	3,653,553

		51,135,320	47,628,910

	Consumer Discretionary (7.46%)
533,500	YUM! Brands Inc. (a)(c)	11,135,809	13,177,450
223,150	Dun and Bradstreet Corporation (a)(c)	3,982,436	8,435,070
482,600	Hasbro Inc. (c)	7,338,409	7,721,600
413,250	Darden Restaurants Inc. (c)	8,404,700	7,236,008

		30,861,354	36,570,128

	Consumer Staples (4.21%)
474,500	Dean Foods Company (a)(c)	18,142,330	20,654,985

	Energy (0.96%)
105,700	Anadarko Petroleum Corporation (c)	5,639,095	4,693,080

	Health Care (19.77%)
861,400	Manor Care Inc. (a)	18,702,774	16,754,230
567,500	Laboratory Corp of America Holdings (a)(c)	14,422,807	16,718,550
957,800	Tenet Healthcare Corporation (a)(c)	25,537,631	14,213,752
222,600	C.R. Bard, Inc. (a)(c)	12,030,388	14,108,388
416,600	Oxford Health Plans Inc. (a)(c)	16,050,083	12,193,882
362,800	HCA Inc. (a)(c)	10,758,923	11,645,880
472,954	Viasys Healthcare Inc. (a)	8,119,262	7,661,855
94,400	Guidant Corporation (a)(c)	2,794,240	3,680,656

		108,416,108	96,977,193

	Industrials (23.37%)
343,100	General Dynamics Corporation (c)	24,184,227	21,296,217
432,600	L-3 Communications Holdings Inc. (a)(c)	15,928,886	19,207,440
247,700	American Standard Companies Inc. (a)(c)	11,853,539	17,633,763
1,111,000	Tyco International Limited (c)	17,003,411	17,331,600
230,700	Alliant Techsystems Inc. (a)(c)	11,270,189	12,393,204
443,100	Waste Management Inc. (c)	9,420,407	9,624,132
372,300	Equifax Inc.	6,794,512	8,633,637
133,800	Cooper Industries, Limited, Class ‘A’ (c)	4,106,557	4,963,980
167,200	Rockwell Collins, Inc. (c)	3,220,324	3,574,736

		103,782,052	114,658,709

	Information Technology (7.49%)
768,400	Storage Technology Corporation (a)(c)	11,688,268	18,994,848
305,400	Millipore Corporation (a)(c)	11,745,505	10,429,410
402,000	Thermo Electron Corporation (a)	7,223,012	7,304,340

		30,656,785	36,728,598

FIRST EAGLE FUND OF AMERICA
SCHEDULE OF INVESTMENTS — (Continued)
April 30, 2003
(Unaudited)

Number of Shares		Cost	Market Value

	Materials (9.99%)
1,117,900	Packaging Corporation of America (a)	$17,795,523	$21,027,699
322,300	Ball Corporation (c)	9,557,373	18,100,368
203,100	Eastman Chemical Company (c)	8,201,808	6,200,643
691,600	Crown Holdings Inc. (a)	5,486,458	3,665,480

		41,041,162	48,994,190

	Telecommunications (1.17%)
401,300	IDT Corporation (a)	6,888,506	5,738,590

	Total Common Stocks	396,562,712	412,644,383

	Preferred Stocks (0.80%)
1,200	Tidewater Holdings Inc. Ser. A Conv. (a)(b)	1,200,000	1,200,000
1,000	Tidewater Holdings Inc. Ser. B Conv. (a)(b)	1,000,000	1,000,000
67,777	Assistive Technology Inc. Ser. E-1 (a)(b)	883,921	883,921
51,966	Assistive Technology Inc. Ser. E-2 (a)(b)	500,000	500,000
26,057	Assistive Technology Inc. Ser. F (a)(b)	342,000	342,000

		3,925,921	3,925,921

	Warrants (0.00%)
9,873	Assistive Technology Inc. (a)(b)	382	382
37,234	Assistive Technology Inc. Ser. E-1 (a)(b)	—	—

		382	382

	Other Investments (0.02%)
16	Euro Outlet Malls, L.P. (b)	—	100,000

Principal Amount

	U.S. Dollar Bond (0.89%)
$4,500,000	Tenet Healthcare Corporation 5 3/8% due 11/15/2006	3,933,208	4,365,000

	Short-Term Investments (18.09%)
8,500,000	United States Treasury Bill 1.10% due 5/01/2003	8,500,000	8,500,000
1,500,000	United States Treasury Bill 1.16% due 5/08/2003	1,499,679	1,499,679
4,000,000	United States Treasury Bill 1.16% due 5/22/2003	3,997,410	3,997,410
1,500,000	United States Treasury Bill 1.18% due 5/29/2003	1,498,670	1,498,670
5,000,000	United States Treasury Bill 1.18% due 6/05/2003	4,994,653	4,994,653
4,000,000	United States Treasury Bill 1.04% due 6/12/2003	3,995,147	3,995,147
7,000,000	United States Treasury Bill 1.15% due 6/26/2003	6,988,240	6,988,240
1,000,000	United States Treasury Bill 1.14% due 7/10/2003	997,919	997,898
16,000,000	United States Treasury Bill 1.05% due 7/17/2003	15,962,398	15,962,832
6,000,000	United States Treasury Bill 1.16% due 7/24/2003	5,984,740	5,984,796
13,000,000	United States Treasury Bill 1.09% due 10/02/2003	12,942,164	12,938,328
21,500,000	United States Treasury Bill 1.19% due 10/23/2003	21,384,512	21,383,685

	Total Short-Term Investments	88,745,532	88,741,338

FIRST EAGLE FUND OF AMERICA
SCHEDULE OF INVESTMENTS — (Continued)
April 30, 2003
(Unaudited)

Contracts		Market Value

	Covered Call Options Written (-3.66%)
1,230	Alliant Techsystems Inc. @ $50 exp. May 2003	$(510,450)
231	Alliant Techsystems Inc. @ $55 exp. May 2003	(24,255)
120	Alliant Techsystems Inc. @ $55 exp. June 2003	(24,000)
428	Alliant Techsystems Inc. @ $50 exp. August 2003	(265,360)
298	Alliant Techsystems Inc. @ $55 exp. August 2003	(99,830)
248	American Standard Companies Inc. @ $70 exp. June 2003	(76,880)
1,116	American Standard Companies Inc. @ $70 exp. July 2003	(401,760)
248	American Standard Companies Inc. @ $75 exp. July 2003	(35,340)
1,057	Anadarko Petroleum Corporation @ $45 exp. May 2003	(79,275)
1,338	Ball Corporation @ $55 exp. May 2003	(301,050)
548	Ball Corporation @ $55 exp. November 2003	(312,360)
1,337	Ball Corporation @ $60 exp. November 2003	(434,525)
378	Biogen Inc. @ $37 exp. June 2003	(84,105)
370	Biogen Inc. @ $37 exp. July 2003	(99,900)
214	Celgene Corporation @ $25 exp. May 2003	(54,570)
1,159	Celgene Corporation @ $25 exp. July 2003	(423,035)
413	Cephalon Inc. @ $40 exp. August 2003	(179,655)
669	Cooper Industries @ $35 exp. July 2003	(234,150)
669	Cooper Industries @ $40 exp. October 2003	(127,110)
876	C.R. Bard, Inc. @ $60 exp. July 2003	(429,240)
514	C.R. Bard, Inc. @ $60 exp. October 2003	(316,110)
836	C.R. Bard, Inc. @ $65 exp. October 2003	(275,880)
1,020	Darden Restaurants Inc. @ $22 exp. July 2003	(25,500)
1,012	Dean Foods Company @ $40 exp. June 2003	(404,800)
183	Dean Foods Company @ $40 exp. September 2003	(87,840)
1,770	Dean Foods Company @ $45 exp. September 2003	(318,600)
1,240	Dun and Bradstreet Corporation @ $35 exp. May 2003	(359,600)
991	Dun and Bradstreet Corporation @ $40 exp. August 2003	(121,398)
305	Eastman Chemical Company @ $40 exp. June 2003	(6,100)
245	General Dynamics Corporation @ $55 exp. May 2003	(175,175)
410	General Dynamics Corporation @ $60 exp. May 2003	(116,850)
1,192	General Dynamics Corporation @ $55 exp. August 2003	(983,400)
343	General Dynamics Corporation @ $65 exp. August 2003	(77,175)
246	General Dynamics Corporation @ $60 exp. November 2003	(150,060)
490	General Dynamics Corporation @ $65 exp. November 2003	(178,850)
358	Genzyme Corporation @ $35 exp. June 2003	(216,590)
950	Genzyme Corporation @ $30 exp. July 2003	(1,026,000)
1,262	Genzyme Corporation @ $32 exp. July 2003	(1,079,010)
506	Guidant Corporation @ $35 exp. July 2003	(260,590)
438	Guidant Corporation @ $40 exp. October 2003	(144,540)
856	HCA Inc. @ $30 exp. August 2003	(308,160)
346	HCA Inc. @ $32 exp. August 2003	(72,660)
399	HCA Inc. @ $30 exp. November 2003	(175,560)
4,055	Hasbro Inc. @ $15 exp. July 2003	(618,388)
771	Hasbro Inc. @ $15 exp. October 2003	(152,273)
1,300	Invitrogen Corporation @ $30 exp. May 2003	(377,000)
580	Invitrogen Corporation @ $32 exp. May 2003	(58,000)

FIRST EAGLE FUND OF AMERICA
SCHEDULE OF INVESTMENTS — (Continued)
April 30, 2003
(Unaudited)

Contracts		Cost		Market Value

	Covered Call Options Written — (continued)
209	Invitrogen Corporation @ $30 exp. June 2003			$(68,970)
402	L-3 Communications Holdings Inc. @ $40 exp. June 2003			(201,000)
866	L-3 Communications Holdings @ $45 exp. June 2003			(151,550)
625	L-3 Communications Holdings @ $40 exp. July 2003			(337,500)
402	L-3 Communications Holdings @ $45 exp. July 2003			(96,480)
737	L-3 Communications Holdings @ $45 exp. October 2003			(280,060)
475	Laboratory Corporation of America @ 25 exp. May 2003			(213,750)
3,008	Laboratory Corporation of America @ 30 exp. May 2003			(150,400)
902	Laboratory Corporation of America @ 27 exp. August 2003			(272,855)
344	Laboratory Corporation of America @ 30 exp. August 2003			(54,180)
946	Laboratory Corporation of America @ 30 exp. November 2003			(241,230)
1,541	Millipore Corporation @ $35 exp. July 2003			(215,740)
1,513	Millipore Corporation @ $35 exp. October 2003			(351,773)
517	Oxford Health Plans Inc. @ $40 exp. May 2003			(5,170)
334	Rockwell Collins, Inc. @ $20 exp. July 2003			(65,130)
418	Rockwell Collins, Inc. @ $22 exp. July 2003			(30,305)
334	Rockwell Collins, Inc. @ $22 exp. October 2003			(42,585)
2,688	Storage Technology Corporation @ $22 exp. June 2003			(772,800)
3,072	Storage Technology Corporation @ $25 exp. June 2003			(384,000)
1,924	Storage Technology Corporation @ $25 exp. September 2003			(481,000)
1,218	Tenet Healthcare Corporation @ $15 exp. May 2003			(48,720)
1,480	Tenet Healthcare Corporation @ $17 exp. May 2003			(14,800)
1,664	Tenet Healthcare Corporation @ $20 exp. May 2003			(8,320)
958	Tenet Healthcare Corporation @ $15 exp. August 2003			(131,725)
821	Tyco International Limited @ $15 exp. July 2003			(131,360)
3,058	Tyco International Limited @ $17 exp. July 2003			(152,900)
1,598	Tyco International Limited @ $15 exp. October 2003			(343,570)
886	Waste Management Inc. @ $20 exp. July 2003			(194,920)
443	Waste Management Inc. @ $22 exp. July 2003			(33,225)
1,108	Waste Management Inc. @ $25 exp. July 2003			(16,620)
1,548	YUM! Brands Inc. @ $25 exp. July 2003			(158,670)

	Total Covered Call Options Written (premium $17,669,232)			(17,934,267)

	Total Investments (100.27%)	$475,498,523	*	491,842,757 **

	Liabilities in excess of other assets (-0.27%)			(1,313,237)

	Net Assets (100.00%)			$490,529,520

______________

*

At April 30, 2003, cost is substantially identical for both book and federal income tax purposes.

**

Gross unrealized appreciation and depreciation of securities at April 30, 2003 were $58,836,674 and $42,492,440, respectively (net appreciation was $16,344,234).

FIRST EAGLE FUND OF AMERICA
SCHEDULE OF INVESTMENTS — (Continued)
April 30, 2003
(Unaudited)

(a)

Non-income producing security.

(b)

Restricted security priced at fair value by the Valuation Committee of the Board of Directors. Represents ownership interest in a security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933. Information concerning each restricted security holding on April 30, 2003 is shown below:

Security	Acquisition Date	Cost

Assistive Technology Inc. Ser. E-1	10/31/95	$883,921
Assistive Technology Inc. Ser. E-2	12/19/96	500,000
Assistive Technology Inc. Ser. F	12/07/01	342,000
Assistive Technology Inc. Warrants	10/21/98	382
Assistive Technology Inc. Ser. E-1 Warrants	10/21/98	—
Euro Outlet Malls, L.P.	12/30/94	—
Tidewater Holdings Inc. Ser. A Conv. Pfd. Stock	7/09/96	1,200,000
Tidewater Holdings Inc. Ser. B Conv. Pfd. Stock	12/20/02	1,000,000

(c)

At April 30, 2003, all or a portion of this security was segregated to cover collateral requirement for options.

______________

See Notes to Financial Statements.

FIRST EAGLE FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2003
(Unaudited)

	First Eagle Global Fund	First Eagle Overseas Fund	First Eagle U.S. Value Fund	First Eagle Gold Fund	First Eagle Fund of America

Assets:
Investments, at value (cost: $2,267,055,852, $1,683,304,837, $80,997,671, $194,036,750 and $493,167,755 respectively) (Note 1)	$2,566,851,766	$1,820,429,042	$80,697,205	$201,558,201	$509,777,024
Cash	1,675,768	1,406,757	179,421	130,669	1,252,011
Foreign cash	20,969	5,992	—	—	—
Receivable for forward currency contracts held, at value (Notes 1 and 6)	33,839	158,273	—	—	—
Receivable for investment securities sold	963,769	396,263	5,220	277,350	925,344
Receivable for Fund shares sold	13,070,664	11,957,729	141,805	2,103,272	711,824
Accrued interest and dividends receivable	18,084,546	12,454,137	375,710	155,065	319,651
Other assets (Note 2)	34,806,881	16,362,356	2,929	430,484	87,226

Total Assets	2,635,508,202	1,863,170,549	81,402,290	204,655,041	513,073,080

Liabilities:
Call options written, at value (premiums received $17,669,232) (Note 3)	—	—	—	—	17,934,267
Payable for Fund shares redeemed	1,144,438	538,717	255	820,508	—
Payable for investment securities purchased	8,158,105	8,563,224	1,196,251	259,886	3,984,347
Payable for forward currency contracts held, at value (Notes 1 and 6)	12,011,722	10,111,796	—	—	—
Investment advisory fees payable (Note 3)	1,523,784	1,023,941	47,219	119,316	401,068
Administrative cost reimbursement payable (Note 3)	89,094	58,322	2,770	7,000	17,647
Distribution fees payable (Note 4)	565,874	307,031	13,981	39,772	105,612
Services fees payable (Note 4)	43,467	26,581	2,689	—	1,550
Accrued expenses and other liabilities	892,163	589,402	54,651	104,297	99,069

Total Liabilities	24,428,647	21,219,014	1,317,816	1,350,779	22,543,560

Net Assets:
Capital stock (par value, $0.001 per share)	98,082	131,705	7,439	17,415	24,112
Capital surplus	2,309,689,388	1,749,609,709	79,274,269	223,056,617	440,678,740
Net unrealized appreciation (depreciation) on:
Investments	299,795,914	137,124,205	(300,466)	7,521,451	16,609,269
Forward currency contracts	(11,977,883)	(9,953,523)	—	—	—
Foreign currency related transactions	3,374,376	1,743,766	270	38,254	—
Written options	—	—	—	—	(265,035)
Undistributed net realized gains (losses) on investments	41,108,928	12,044,858	645,723	(25,950,623)	35,194,949
Undistributed net investment (loss) income	(31,009,250)	(48,749,185)	457,239	(1,378,852)	(1,712,515)

Net Assets (Note 1)	$2,611,079,555	$1,841,951,535	$80,084,474	$203,304,262	$490,529,520

Class Y share capital	—	—	—	—	$479,246,428
Shares of beneficial interest outstanding (Class Y) (Note 6)	—	—	—	—	23,539,855
Net asset value per share	—	—	—	—	$20.36
Class A share capital	$2,235,121,437	$1,190,867,502	$30,056,196	$203,304,262	$3,585,708
Shares of beneficial interest outstanding (Class A) (Note 6)	83,935,356	85,156,501	2,793,917	17,414,666	177,844
Net asset value per share	$26.63	$13.98	$10.76	$11.67	$20.16
Maximum offering price per share	$28.03	$14.72	$11.33	$12.28	$21.22
Class I share capital	$142,639,687	$508,273,793	$36,355,416	—	—
Shares of beneficial interest outstanding (Class I) (Note 6)	5,356,999	36,241,567	3,369,377	—	—
Net asset value per share	$26.63	$14.02	$10.79	—	—
Class C share capital	$233,318,431	$142,810,240	$13,672,862	—	$7,697,384
Shares of beneficial interest outstanding (Class C) (Note 6)	8,790,119	10,306,596	1,276,130	—	394,488
Net asset value per share	$26.54	$13.86	$10.71	—	$19.51

______________

See Notes to Financial Statements.

FIRST EAGLE FUNDS, INC.
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2003
(Unaudited)

	First Eagle Global Fund	First Eagle Overseas Fund	First Eagle U.S. Value Fund	First Eagle Gold Fund	First Eagle Fund of America

Investment Income:
Income:
Interest	$20,800,548	$5,761,149	$694,549	$133,398	$757,896
Dividends (net of $1,359,487, $1,620,333, $3,669, $16,681 and $0 foreign taxes withheld, respectively)	18,405,402	13,397,128	537,652	892,662	845,400
Other Income	—	—	—	—	307,397

Total income from operations	39,205,950	19,158,277	1,232,201	1,026,060	1,910,693

Expenses:
Investment advisory fees (Note 3)	8,462,427	5,201,390	262,368	594,408	2,402,286
Administrative cost reimbursement fees (Note 3)	89,094	58,322	2,770	7,000	17,647
Distribution fees (Note 4)	3,064,842	1,553,366	76,158	198,136	620,760
Services fee (Note 4)	198,295	121,951	14,658	—	8,544
Shareholder servicing agent fees	1,385,048	875,829	95,142	209,000	212,114
Legal fees	804,800	448,010	3,061	39,180	102,129
Accounting fees	398,332	265,533	21,137	38,657	45,237
Printing fees	269,686	129,044	4,655	27,187	58,025
Custodian fees	262,087	272,591	8,399	54,050	49,286
Audit fees	71,904	29,955	17,048	18,901	35,140
Registration and filing fees	67,257	39,618	21,795	28,266	42,985
Insurance fees	56,316	21,224	1,270	1,088	1,028
Directors’ fees	51,657	25,946	1,316	2,488	14,457
Miscellaneous fees	11,284	8,447	670	237	14,087

Total expenses from operations	15,193,029	9,051,226	530,447	1,218,598	3,623,725

Expense reductions due to earnings credits (Note 1)	(13,071)	(5,924)	(235)	(1,085)	(517)

Net expenses from operations	15,179,958	9,045,302	530,212	1,217,513	3,623,208

Net investment income (loss) (Note 1)	24,025,992	10,112,975	701,989	(191,453)	(1,712,515)

Realized and Unrealized Gains (Losses) on Investments, Foreign Currency Related Transactions and Written Options (Notes 1 and 6):
Net realized gains (losses) from:
Investment transactions	47,949,165	17,849,463	664,160	734,363	17,917,641
Foreign currency related transactions	(7,273,165)	(5,153,216)	1,284	(16,745)	—
Written options	—	—	—	—	20,168,912

	40,676,000	12,696,247	665,444	717,618	38,086,553

Change in unrealized appreciation (depreciation) of:
Investments	223,284,532	167,690,019	3,339,315	2,486,929	(6,908,427)
Foreign currency related transactions	(4,626,625)	(7,195,617)	196	38,227	—
Written options	—	—	—	—	(8,155,629)

	218,657,907	160,494,402	3,339,511	2,525,156	(15,064,056)

Net gain on investments, foreign currency related transactions and written options	259,333,907	173,190,649	4,004,955	3,242,774	23,022,497

Net Increase in Net Assets Resulting from Operations	$283,359,899	$183,303,624	$4,706,944	$3,051,321	$21,309,982

______________

See Notes to Financial Statements.

FIRST EAGLE FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS

	First Eagle Global Fund		First Eagle Overseas Fund

	Six Months Ended April 30, 2003 (Unaudited)	Year Ended October 31, 2002	Six Months Ended April 30, 2003 (Unaudited)	Year Ended October 31, 2002

Operations:
Net investment income (loss)	$24,025,992	$39,497,019	$10,112,975	$7,488,883
Net realized gain (loss) from investments, foreign currency related transactions and written options	40,676,000	33,186,477	12,696,247	(3,549,311)
Increase (decrease) in unrealized appreciation (depreciation) of investments, foreign currency related transactions and written options	218,657,907	64,805,433	160,494,402	18,879,365

Net increase (decrease) in net assets resulting from operations	283,359,899	137,488,929	183,303,624	22,818,937

Distributions to Shareholders:
Dividends paid from net investment income	(40,053,584)	(42,974,159)	(18,688,861)	—
Distributions paid from net realized gains from investment transactions	(33,339,282)	(6,140,777)	(906,080)	—

Decrease in net assets resulting from distributions	(73,392,866)	(49,114,936)	(19,594,941)	—

Fund Share Transactions (Note 6):
Net proceeds from shares sold	464,900,282	513,285,805	738,711,491	767,317,548
Net asset value of shares issued for reinvested dividends and distributions	68,086,448	45,762,881	17,458,099	—
Cost of shares redeemed	(105,674,551)	(231,586,537)	(118,573,153)	(225,700,835)

Increase (Decrease) in net assets from Fund share transactions	427,312,179	327,462,149	637,596,437	541,616,713

Net increase in net assets	637,279,212	415,836,142	801,305,120	564,435,650

Net Assets (Note 1):
Beginning of period	1,973,800,343	1,557,964,201	1,040,646,415	476,210,765

End of period (including undistributed net investment income (loss) of $(31,009,250), $14,981,658, $(48,749,185), $(40,173,298), $457,239, $698,254, $(1,378,852), $(89,436), $(1,712,515) and $0, respectively)	$2,611,079,555	$1,973,800,343	$1,841,951,535	$1,040,646,415

______________

See Notes to Financial Statements.

First Eagle U.S. Value Fund		First Eagle Gold Fund		First Eagle Fund of America

Six Months Ended April 30, 2003 (Unaudited)	Year Ended October 31, 2002	Six Months Ended April 30, 2003 (Unaudited)	Year Ended October 31, 2002	Six Months Ended April 30, 2003 (Unaudited)	Year Ended October 31, 2002

$701,989	$787,156	$(191,453)	$39,584	$(1,712,515)	$(3,738,621)
665,444	2,194,234	717,618	190,321	38,086,553	(1,385,055)

3,339,511	(4,155,730)	2,525,156	6,061,929	(15,064,056)	(16,770,868)

4,706,944	(1,174,340)	3,051,321	6,291,834	21,309,982	(21,894,544)

(944,289)	—	(712,166)	(156,310)	—	—
(2,142,870)	(93,600)	—	—	—	(11,006,881)

(3,087,159)	(93,600)	(712,166)	(156,310)	—	(11,006,881)

17,476,211	41,056,764	161,298,698	107,083,079	73,186,655	177,232,224
1,883,069	91,160	605,881	420,413	—	9,388,180
(4,224,496)	(2,770,714)	(51,055,372)	(36,937,099)	(85,149,891)	(72,466,387)

15,134,784	38,377,210	110,849,207	70,566,393	(11,963,236)	114,154,017

16,754,569	37,109,270	113,188,362	76,701,917	9,346,746	81,252,592

63,329,905	26,220,635	90,115,900	13,413,983	481,182,774	399,930,182

$80,084,474	$63,329,905	$203,304,262	$90,115,900	$490,529,520	$481,182,774

FIRST EAGLE FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS

Note 1 — Significant Accounting Policies

First Eagle Funds, Inc. (the “Company”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Company consists of five separate portfolios, First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund and First Eagle Fund of America (each individually a “Fund” or collectively the “Funds”). The Company, formerly First Eagle SoGen Funds Inc., changed its name to First Eagle Funds, Inc. effective December 31, 2002. Also effective December 31, 2002, First Eagle Fund of America, previously a portfolio of the First Eagle Funds trust was reorganized as a portfolio of the Company. Finally, effective May 23, 2000, the Funds’ fiscal year end changed from March 31 to October 31 of each year.

The following is a summary of significant accounting policies adhered to by the Funds:

a) Security valuation—In the case of the Funds, portfolio securities are valued based on market quotations where available. Short-term investments maturing in sixty days or less are valued at cost plus interest earned, which approximates value. Securities for which current market quotations are not readily available and any restricted securities are valued at fair value as determined in good faith by the Board of Directors.

b) Security transactions and income—Security transactions are accounted for on a trade date basis. The specific identification method is used in determining realized gains and losses from security transactions. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. In computing investment income, each Fund amortizes discounts on debt obligations; however, premiums are not amortized.

c) Expenses—Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to all Funds are allocated to each Fund in proportion to its relative net assets. Earnings credits reduce accounting fees by the amount of interest earned on balances with such service providers.

d) Foreign currency translation—The market values of securities which are not traded in U.S. currency are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rates at the end of the period. The costs of such securities are translated at exchange rates prevailing when acquired. Related dividends, interest and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions.

The net assets of each of the Funds are presented at the foreign exchange rates and market values at the close of the period. The Funds do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the equity securities. However, for federal income tax purposes each Fund does isolate the effect of changes in foreign exchange rates from the changes in market prices for realized gains and losses on debt obligations.

FIRST EAGLE FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS — (Continued)

e) Forward currency contracts—In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Funds may enter into forward currency contracts. Additionally, each Fund may enter into such contracts to hedge certain other foreign currency denominated investments. These contracts are valued at current market, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, a Fund could be exposed to foreign currency fluctuations.

f) Options—In order to produce incremental earnings or protect against changes in the value of portfolio securities, the First Eagle Fund of America may buy and sell put and call options, write covered call options on portfolio securities and write cash-secured put options.

First Eagle Fund of America generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. First Eagle Fund of America may also use options for speculative purposes, although it does not employ options for this purpose at the present time. First Eagle Fund of America will segregate assets to cover its obligations under option contracts.

Options contracts are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation and depreciation is recorded. If there is no sale on such day, the mean between the last bid and asked prices is used. First Eagle Fund of America will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on the sales of a written call option, the purchase cost of a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that First Eagle Fund of America may incur a loss if the market price of the security decreases and the option is exercised. First Eagle Fund of America also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. The Fund may also write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the counterparty.

g) United States income taxes—No provision has been made for U.S. federal income taxes since it is the intention of each Fund to distribute to shareholders all taxable net investment income and net realized gains on investments, if any, within the allowable time limit, and to comply with the provisions of the Internal Revenue Code for a regulated investment company. The Funds declare and pay such income, dividends and capital gains distributions on an annual basis.

h) Use of estimates—The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported

FIRST EAGLE FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS — (Continued)

amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 2 — Other Assets

A portion of Other Assets includes a receivable for estimated proceeds announced by the Permanent Court of Arbitration in The Hague for the Bank for International Settlements (“BIS”) arbitration. This arbitration involved First Eagle Global Fund, First Eagle Overseas Fund and First Eagle Gold Fund. The estimated terms of that award were incorporated into the net asset values of each of these Funds on November 25, 2002. In addition, the BIS has and is pursuing a counterclaim that, if successful, will not have a material effect on the amount of proceeds received by these Funds.

Note 3 — Investment Advisory Agreements and Transactions with Related Persons

Arnhold and S. Bleichroeder Advisers, LLC (the “Adviser”), a wholly owned subsidiary of Arnhold and S. Bleichroeder Holdings, Inc. (“ASB Holdings”), manages the Funds. For its services, the Adviser receives, pursuant to an Investment Advisory Agreement between the Funds and the Adviser (the “Advisory Agreement”) an annual advisory fee as follows: First Eagle Global Fund at a rate of 1% of the first $25,000,000 and 0.75% in excess of $25,000,000, First Eagle Overseas Fund at 0.75%, First Eagle U.S. Value Fund at 0.75%, First Eagle Gold Fund at 0.75% and First Eagle Fund of America at 1%.

The Adviser also performs certain administrative and accounting services on behalf of the Funds, and, in accordance with its agreement with them, the Funds reimburse the Adviser for costs (including personnel, overhead and other costs) related to those services.

Prior to December 31, 2002, the Adviser had agreed to reimburse the First Eagle U.S. Value Fund to the extent that the aggregate annualized expenses exceeded 1.50% for Class A, 1.25% for Class I and 2.25% for Class C of average daily net assets. For the two months ended December 31, 2002, the Adviser did not need to waive any of First Eagle U.S. Value Fund’s advisory fees.

Pursuant to a subadvisory agreement (“Subadvisory Agreement”) with the Adviser, Iridian Asset Management LLC (“Iridian” or the “Subadviser”) manages the investments of the First Eagle Fund of America. Iridian, a registered investment adviser whose primary office is at 276 Post Road West, Westport, CT 06880, is a majority-owned subsidiary of BIAM (US), Inc., a U.S. subsidiary of The Governor and Company of The Bank of Ireland. The fees paid to Iridian by the Adviser under the Subadvisory Agreement are based on a reference amount equal to 50% of the combined (i) fees received by the Adviser for advisory services on behalf of the Fund and (ii) the fees received by the Fund’s distributor for its shareholder liaison services on behalf of the Fund. These amounts are reduced by

FIRST EAGLE FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS — (Continued)

certain direct marketing costs borne by the Adviser in connection with the Fund and, on the day following the second anniversary of the Subadvisory Agreement, will be further reduced by the amount paid by the Adviser for certain administrative expenses incurred in providing services to the Fund.

First Eagle Funds Distributors, a division of ASB Securities, LLC, a wholly owned subsidiary of ASB Holdings, has served as the Funds’ principal underwriter since December 6, 2002. Previously, Arnhold and S. Bleichroeder, Inc. (“ASB’’) acted as the Fund’s principal underwriter. For the period from November 1, 2002 to December 5, 2002, ASB realized $70,095, $26,017, $2,108, $21,652 and $268 after reallowance to others, pertaining to the sale of shares of First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund and First Eagle Fund of America, respectively. For the period from December 6, 2002 to April 30, 2003, First Eagle Funds Distributors realized $355,501, $214,004, $8,587, $291,779 and $3,812, pertaining to the sales of shares of First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund and First Eagle Fund of America, respectively. For the six months ended April 30, 2003, broker-dealer affiliates of the Adviser received $39,236, $0, $3,800, $500 and $20,510 in broker’s commissions for portfolio transactions executed on behalf of First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund and First Eagle Fund of America, respectively.

For the six months ended April 30, 2003, First Eagle Fund of America had the following written options transactions:

	Number of Contracts	Premium

Options outstanding at October 31, 2002	67,992	$23,095,141
Options written	142,806	36,434,370
Options exercised	(13,894)	(4,742,153)
Options expired/closed	(125,300)	(37,118,126)

Options outstanding at April 30, 2003	71,604	$17,669,232

As of April 30, 2003, portfolio securities valued at $234,156,576 were segregated to cover collateral requirements for options.

Note 4 — Plans of Distribution

Under the terms of the Distribution Plans and Agreements (“the Plans’’) with First Eagle Funds Distributors, a division of ASB Securities, LLC (“the Distributor’’), pursuant to the provisions of Rule 12b-1 under the Investment Company Act of 1940, the First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund and First Eagle Gold Fund pay the Distributor quarterly, a distribution fee with respect to Class A and Class C shares at an annual rate of up to 0.25% and 0.75%, respectively of average daily net assets. In the case of First Eagle Fund of America, it pays the

FIRST EAGLE FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS — (Continued)

Distributor quarterly, a distribution fee with respect to Class Y, Class C and Class A shares at an annual rate of up to 0.25%, 0.75% and 0.50%, respectively of average daily net assets. Under the Plans, the Distributor is obligated to use the amounts received under the Plans for payments to qualifying dealers for their assistance in the distribution of a Fund’s shares and the provision of shareholder services and for other expenses such as advertising costs and the payment for the printing and distribution of prospectuses to prospective investors.

The Distributor bears distribution costs of the Funds to the extent they exceed payments received under the Plans. For the six months ended April 30, 2003 the distribution fees paid or payable by First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund and First Eagle Fund of America were $3,064,842, $1,553,366, $76,158, $198,136 and $620,760, respectively.

Additionally, the Distributor receives an annual services fee with respect to Class C at the annual rate of 0.25% of each portfolio’s daily net assets, payable quarterly to cover expenses incurred by the Distributor for providing shareholder liaison services, including assistance with subscriptions, redemptions and other shareholder questions. For the six months ended April 30, 2003 the services fees paid or payable by First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund and First Eagle Fund of America were $198,295, $121,951, $14,658 and $8,544, respectively. (Note that certain services fees with respect to First Eagle Fund of America were redesignated as distribution (Rule 12b-1) fees effective December 31, 2002. Those distribution fees are included in the calculations for such fees in the previous two paragraphs.)

Note 5 — Purchases and Sales of Securities

During the six months ended April 30, 2003 the aggregate cost of purchases of investments, excluding short-term securities, totaled $431,511,572, $478,371,123, $21,154,314, $109,642,511 and $97,184,995 for First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund and First Eagle Fund of America, respectively, and proceeds from sales of investments, excluding short-term securities, totaled $78,339,721, $19,894,949, $6,546,318, $3,830,832 and $74,048,148 for First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund and First Eagle Fund of America, respectively.

FIRST EAGLE FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS — (Continued)

Note 6 — Capital Stock

Transactions in shares of capital stock were as follows:

	Six Months Ended April 30, 2003

	First Eagle Global Fund			First Eagle Overseas Fund			First Eagle U.S. Value Fund			First Eagle Gold Fund	First Eagle Fund of America

	Class A	Class I	Class C	Class A	Class I	Class C	Class A	Class I	Class C	Class A	Class Y	Class C	Class A

Shares sold	11,883,796	1,948,650	4,573,383	30,135,752	20,389,359	5,238,233	825,059	493,779	356,551	12,960,132	3,496,553	98,492	94,255

Shares issued for reinvested dividends and distributions	2,487,907	136,645	115,611	1,016,233	291,381	43,451	98,760	42,078	38,724	54,682	—	—	—
Shares redeemed	(3,772,445)	(201,852)	(225,917)	(7,454,318)	(1,203,313)	(348,341)	(219,302)	(83,783)	(107,469)	(4,257,366)	(4,253,341)	(36,477)	(12,823)

Net increase (decrease)	10,599,258	1,883,443	4,463,077	23,697,667	19,477,427	4,933,343	704,517	452,074	287,806	8,757,448	(756,788)	62,015	81,432

	Year Ended October 31, 2002

	First Eagle Global Fund			First Eagle Overseas Fund			First Eagle U.S. Value Fund			First Eagle Gold Fund	First Eagle Fund of America

	Class A	Class I	Class C	Class A	Class I	Class C	Class A	Class I	Class C	Class A	Class Y	Class C	Class A

Shares sold	13,535,842	2,847,119	3,991,931	40,165,958	13,713,297	5,099,945	1,534,823	1,315,315	803,149	10,007,833	8,475,632	97,439	49,945

Shares issued for reinvested dividends and distributions	1,920,668	54,074	13,327	—	—	—	2,696	3,773	1,384	24,928	434,059	6,575	1,171
Shares redeemed	(8,220,698)	(953,203)	(170,773)	(15,223,918)	(2,348,310)	(297,320)	(172,930)	(24,183)	(50,890)	(3,549,146)	(3,428,426)	(64,924)	(21,371)

Net increase	7,235,812	1,947,990	3,834,485	24,942,040	11,364,987	4,802,625	1,364,589	1,294,905	753,643	6,483,615	5,481,265	39,090	29,745

FIRST EAGLE FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS — (Continued)

Note 7 — Commitments

As of April 30, 2003, First Eagle Global Fund and First Eagle Overseas Fund had entered into forward currency contracts, as summarized below, resulting in net unrealized depreciation of $11,977,883 and $9,953,523, respectively.

FIRST EAGLE GLOBAL FUND

Transaction Hedges:
Foreign Currency Purchases

Settlement Dates Through	Foreign Currency To Be Received		U.S. $ Value at April 30, 2003	U.S. $ To Be Delivered	Unrealized Appreciation at April 30, 2003	Unrealized Depreciation at April 30, 2003

5/02/03	87,577	euro	$97,872	$96,239	$1,633	—
5/02/03	177,500,831	Japanese yen	1,495,437	1,472,300	23,137	—
5/02/03	164,267	pound sterling	263,180	261,312	1,868	—
5/06/03	649,623	euro	725,987	718,786	7,201	—

			2,582,476	2,548,637	33,839	—

Portfolio Hedges:
Foreign Currency Sales

Settlement Dates Through	Foreign Currency To Be Delivered		U.S. $ To Be Received	U.S. $ Value at April 30, 2003	Unrealized Appreciation at April 30, 2003	Unrealized Depreciation at April 30, 2003

5/02/03	104,473	euro	114,805	116,753	—	$(1,948)

Portfolio Hedges:
Foreign Currency Sales

Settlement Dates Through	Foreign Currency To Be Delivered		U.S. $ To Be Received	U.S. $ Value at April 30, 2003	Unrealized Appreciation at April 30, 2003	Unrealized Depreciation at April 30, 2003

8/13/03	20,367,302,000	Japanese yen	170,094,384	171,655,805	—	(1,561,421)
8/13/03	1,293,255,000	Japanese yen	10,853,983	10,899,585	—	(45,602)
8/20/03	112,140,000	euro	115,994,989	125,708,644	—	(9,713,655)
8/20/03	4,270,000	euro	4,558,083	4,765,075	—	(206,992)
9/17/03	14,630,218,000	South Korean won	11,556,254	12,038,358	—	(482,104)

			313,057,693	325,067,467	—	(12,009,774)

			$315,754,974	$327,732,857	$33,839	$(12,011,722)

FIRST EAGLE FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS — (Continued)

FIRST EAGLE OVERSEAS FUND

Transaction Hedges:
Foreign Currency Purchases

Settlement Dates Through	Foreign Currency To Be Received		U.S. $ Value at April 30, 2003	U.S. $ To Be Delivered	Unrealized Appreciation at April 30, 2003	Unrealized Depreciation at April 30, 2003

5/02/03	42,294	pound sterling	$67,761	$67,324	$437	—
5/02/03	233,754,880	Japanese yen	1,969,374	1,940,504	28,870	—
5/02/03	49,177	Hong Kong dollar	6,305	6,305	—	—
5/02/03	583,392	euro	651,969	641,089	10,880	—
5/05/03	509,252	Swiss franc	375,749	372,331	3,418	—
5/05/03	40,478	Singapore dollar	22,811	22,773	38	—
5/05/03	14,199,621	Swedish krona	1,739,616	1,718,770	20,846	—
5/05/03	309,322	euro	345,683	342,282	3,401	—

			5,179,268	5,111,378	67,890	—

Foreign Currency Sales

Settlement Dates Through	Foreign Currency To Be Delivered		U.S. $ To Be Received	U.S. $ Value at April 30, 2003	Unrealized Appreciation at April 30, 2003	Unrealized Depreciation at April 30, 2003

5/02/03	354,582	euro	389,650	396,262	—	$(6,612)

Portfolio Hedges:
Foreign Currency Sales

Settlement Dates Through	Foreign Currency To Be Delivered		U.S. $ To Be Received	U.S. $ Value at April 30, 2003	Unrealized Appreciation at April 30, 2003	Unrealized Depreciation at April 30, 2003

8/13/03	20,285,122,000	Japanese yen	169,531,965	170,971,565	—	(1,439,600)
8/13/03	2,326,061,000	Japanese yen	19,567,717	19,604,329	—	(36,612)
8/20/03	108,115,000	euro	112,566,397	120,767,393	—	(8,200,996)
8/20/03	7,987,000	euro	8,489,620	8,917,596	—	(427,976)
9/17/03	18,178,450,535	South Korean won	15,048,377	14,957,994	90,383	—

			325,204,076	335,218,877	90,383	(10,105,184)

			$330,772,994	$340,726,517	$158,273	($10,111,796)

FIRST EAGLE FUNDS, INC.
FINANCIAL HIGHLIGHTS

				Year Ended October 31,

	Six Months Ended April 30, 2003 (Unaudited)
				2002			2001

	Class A	Class I	Class C	Class A	Class I	Class C	Class A	Class I	Class C

First Eagle Global Fund
Selected Per Share Data
Net asset value, beginning of period	$24.34	$24.36	$24.15	$22.87	$22.89	$22.68	$25.47	$25.53	$25.44

Income from investment operations:
Net investment income	0.28	0.30	0.19	0.53	0.27	0.72	0.53	0.58	0.26
Net realized and unrealized gains (losses) on investments	2.90	2.92	2.88	1.66	1.98	1.29	1.45	1.44	1.53

Total from investment operations	3.18	3.22	3.07	2.19	2.25	2.01	1.98	2.02	1.79

Less distributions:
Dividends from net investment income	(0.49)	(0.55)	(0.28)	(0.63)	(0.69)	(0.45)	(1.39)	(1.47)	(1.36)
Distributions from capital gains	(0.40)	(0.40)	(0.40)	(0.09)	(0.09)	(0.09)	(3.19)	(3.19)	(3.19)

Total distributions	(0.89)	(0.95)	(0.68)	(0.72)	(0.78)	(0.54)	(4.58)	(4.66)	(4.55)

Net asset value, end of period	$26.63	$26.63	$26.54	$24.34	$24.36	$24.15	$22.87	$22.89	$22.68

Total Return[c]	13.33%[b]	13.50%[b]	12.90%[b]	9.76%	10.03%	8.98%	8.96%	9.15%	8.10%
Ratios and Supplemental Data
Net assets, end of period (millions)	$2,235	$143	$233	$1,785	$85	$104	$1,512	$35	$11
Ratio of operating expenses to average net assets[i]	1.31%[a]	1.06%[a]	2.06%[a]	1.34%	1.09%	2.10%	1.38%	1.14%	2.14%
Ratio of net investment income to average net assets[j]	2.17%[a]	2.39%[a]	1.53%[a]	2.14%	2.37%	1.31%	2.24%	2.47%	1.12%
Portfolio turnover rate	3.72%	3.72%	3.72%	19.75%	19.75%	19.75%	28.98%	28.98%	28.98%

Period from April 1, 2000 to October 31,			Year Ended March 31,

2002			2001		1999		1998

Class A	Class I	Class Cg	Class A	Class I	Class A	Class Ie	Class A

$25.05	$25.07	$24.97	$22.90	$22.90	$27.42	$24.59	$26.68

0.41	0.45	0.11	0.66	0.71	0.63	0.30	1.47

0.01	0.01	0.36	4.29	4.31	(2.73)	(1.47)	2.10

0.42	0.46	0.47	4.95	5.02	(2.10)	(1.17)	3.57

—	—	—	(1.07)	(1.12)	(0.83)	—	(1.36)

—	—	—	(1.73)	(1.73)	(1.59)	(0.52)	(1.47)

—	—	—	(2.80)	(2.85)	(2.42)	(0.52)	(2.83)

$25.47	$25.53	$25.44	$25.05	$25.07	$22.90	$22.90	$27.42

1.68%[b]	1.83%[b]	1.88%[b]	22.19%	22.52%	(7.95%)	(4.72%)[b]	14.35%

$1,614	$14 [a]	$1	$1,790	$16	$2,063	$12	$4,035

1.35%[a]	1.10%[a]	1.87%[a]	1.32%	1.07%	1.23%	1.01%[a]	1.18%

2.78%[a]	3.04%[a]	1.10%[a]	2.68%	2.89%	2.75%	3.04%[a]	2.80%

11.91%	11.91%	11.91%	15.57%	15.57%	9.89%	9.89%	20.63%

FIRST EAGLE FUNDS, INC.
FINANCIAL HIGHLIGHTS — (Continued)

				Year Ended October 31,

	Six Months Ended April 30, 2003 (Unaudited)			2002			2001

	Class A	Class I	Class C	Class A	Class I	Class C	Class A	Class I	Class C

First Eagle Overseas Fund
Selected Per Share Data
Net asset value, beginning of period	$12.45	$12.48	$12.30	$11.21	$11.21	$11.15	$14.31	$14.34	$14.31

Income from investment operations:
Net investment income (losses)	0.09	0.12	0.05	0.12	0.15	0.02	0.11	0.13	(0.01)
Net realized and unrealized gains (losses) on investments	1.66	1.65	1.64	1.12	1.12	1.13	0.19	0.19	0.21

Total from investment operations	1.75	1.77	1.69	1.24	1.27	1.15	0.30	0.32	0.20

Less distributions:
Dividends from net investment income	(0.21)	(0.22)	(0.12)	—	—	—	(0.76)	(0.81)	(0.72)

Distributions from capital gains	(0.01)	(0.01)	(0.01)	—	—	—	(2.64)	(2.64)	(2.64)

Total distributions	(0.22)	(0.23)	(0.13)	—	—	—	(3.40)	(3.45)	(3.36)

Net asset value, end of period	$13.98	$14.02	$13.86	$12.45	$12.48	$12.30	$11.21	$11.21	$11.15

Total Return[c]	14.20%[b]	14.34%[b]	13.82%[b]	11.06%	11.33%	10.31%	2.01%	2.19%	1.19%
Ratios and Supplemental Data
Net assets, end of period (millions)	$1,191	$508	$143	$766	$209	$66	$409	$61	$6
Ratio of operating expenses to average net assets[i]	1.31%[a]	1.06%[a]	2.06%[a]	1.39%	1.15%	2.15%	1.53%	1.28%	2.26%
Ratio of net investment income to average net assets[j]	1.41%[a]	1.77%[a]	0.80%[a]	0.96%	1.17%	0.19%	0.91%	1.10%	(0.08%)
Portfolio turnover rate	1.61%	1.61%	1.61%	10.52%	10.52%	10.52%	17.27%	17.27%	17.27%

Period from April 1, 2000 to October 31,			Year Ended March 31,

2002			2001		1999		1998

Class A	Class I	Class Cg	Class A	Class I	Class A	Class Ic	Class A

$14.41	$14.43	$14.14	$11.36	$11.37	$13.52	$12.31	$13.84

0.19	0.21	—	0.28	0.31	0.15	0.41	0.88

(0.29)	(0.30)	0.17	3.59	3.59	(0.97)	(1.10)	0.31

(0.10)	(0.09)	0.17	3.87	3.90	(0.82)	(0.69)	1.19

—	—	—	(0.18)	(0.20)	(0.57)	—	(0.83)
—	—	—	(0.64)	(0.64)	(0.77)	(0.25)	(0.68)

—	—	—	(0.82)	(0.84)	(1.34)	(0.25)	(1.51)

$14.31	$14.34	$14.31	$14.41	$14.43	$11.36	$11.37	$13.52

(0.69%)[b]	(0.62%)[b]	1.20%[b]	34.46%	34.76%	(6.46%)	(5.53%)[b]	10.00%

$390	$28	$1	$450	$27	$453	$3	$1,007
1.41%[a]	1.16%[a]	1.95%[a]	1.34%	1.15%	1.29%	1.03%[a]	1.22%

2.23%[a]	2.48%[a]	(0.05%)[a]	2.10%	2.14%	2.22%	1.97%[a]	2.20%
17.28%	17.28%	17.28%	26.62%	26.62%	9.31%	9.31%	22.13%

FIRST EAGLE FUNDS, INC.
FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended April 30, 2003 (Unaudited)

	Class A	Class I	Class C

First Eagle U.S. Value Fund
Selected Per Share Data
Net asset value, beginning of period	$10.56	$10.59	$10.48

Income from investment operations:
Net investment loss	0.10	0.12	0.06
Net realized and unrealized gains on investments	0.60	0.59	0.58

Total from investment operations	0.70	0.71	0.64

Less distributions:
Dividends from net investment income	(0.16)	(0.17)	(0.07)
Distributions from capital gains	(0.34)	(0.34)	(0.34)

Total distributions	(0.50)	(0.51)	(0.41)

Net asset value, end of period	$10.76	$10.79	$10.71

Total Return[c]	6.76%[b]	6.83%[b]	6.19%[b]
Ratios and Supplemental Data
Net assets, end of period (millions)	$30	$36	$14
Ratio of operating expenses to average net assets[i]	1.51%[a]	1.25%[a]	2.25%[a]
Ratio of net investment income to average net assets[j]	2.01%[a]	2.27%[a]	1.25%[a]
Portfolio turnover rate	11.46%	11.46%	11.46%

	Six Months Ended April 30, 2003 (Unaudited)			Period from April 1, 2000 to October 31, 2000

		Year Ended October 31,

		2002	2001

First Eagle Gold Fund
Selected Per Share Data
Net asset value, beginning of period	$10.41	$6.17	$4.44	$5.17

Income from investment operations:
Net investment income	(0.01)	0.01	0.02	0.09
Net realized and unrealized gains (losses) on investments	1.35	4.30	1.92	(0.82)

Total from investment operations	1.34	4.31	1.94	(0.73)

Less distributions:
Dividends from net investment income	(0.08)	(0.07)	(0.21)	—

Total distributions	(0.08)	(0.07)	(0.21)	—

Net asset value, end of period	$11.67	$10.41	$6.17	$4.44

Total Return[c]	12.86%[b]	70.70%	45.19%	(14.12%)[b]
Ratios and Supplemental Data
Net assets, end of period (millions)	$203	$90	$13	$10
Ratio of operating expenses to average net assets[i]	1.52%[a]	1.66%	2.65%	2.56%[a]
Ratio of net investment income to average net assets[j]	(0.24%)[a]	0.09%	0.36%	2.92%[a]
Portfolio turnover rate	2.55%	4.27%	29.16%	11.66%

Year Ended October 31, 2002			Period from September 4, 2001[h] to October 31, 2001

Class A	Class I	Class C	Class A	Class I	Class C

$10.16	$10.16	$10.14	$10.00	$10.00	$10.00

0.13	0.14	0.13	—	—	(0.02)
0.29	0.31	0.23	0.16	0.16	0.16

0.42	0.45	0.36	0.16	0.16	0.14

—	—	—	—	—	—
(0.02)	(0.02)	(0.02)	—	—	—

(0.02)	(0.02)	(0.02)	—	—	—

10.56	10.59	10.48	$10.16	$10.16	$10.14

4.12%	4.41%	3.53%	1.60%[b]	1.60%[b]	1.40%[b]

$22	$31	$10	$7	$17	$2
1.50%	1.25%	2.25%	1.50%[a]	1.25%[a]	2.25%[a]
1.65%	1.85%	0.93%	(0.21%)[a]	0.10%[a]	(1.02%)[a]
22.66%	22.66%	22.66%	2.57%	2.57%	2.57%

Year Ended March 31,

2000	1999	1998

$5.44	$7.31	$10.60

0.15	0.16	0.13
(0.27)	(1.82)	(3.03)

(0.12)	(1.66)	(2.90)

(0.15)	(0.21)	(0.39)

(0.15)	(0.21)	(0.39)

$5.17	$5.44	$7.31

(2.52%)	(22.77%)	(27.23%)

$13	$18	$31
2.15%	1.62%	1.55%
2.25%	2.01%	1.47%
15.70%	37.73%	11.20%

FIRST EAGLE FUNDS, INC.
FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended April 30, 2003 (Unaudited)			Year ended October 31, 2002

	Class Y	Class C	Class A	Class Y	Class C	Class A

First Eagle Fund of America
Selected Per Share Data
Net asset value, beginning of period	$19.47	$18.73	$19.29	$20.87	$20.24	$20.72

Income from investment operations:
Net investment income	(0.07)	(0.14)	(0.10)	(0.17)	(0.32)	(0.22)
Net realized and unrealized gains (losses) on investments	0.96	0.96	0.97	(0.66)	(0.62)	(0.64)

Total from investment operations	0.89	0.78	0.87	(0.83)	(0.94)	(0.86)

Less distributions:
Distributions from capital gains	—	—	—	(0.57)	(0.57)	(0.57)

Total distributions	—	—	—	(0.57)	(0.57)	(0.57)

Net asset value, end of period	$20.36	$19.51	$20.16	$19.47	$18.73	$19.29

Total Return[c]	4.57%[b]	4.16%[b]	4.51%[b]	(4.21%)	(4.90%)	(4.39%)
Ratios and Supplemental Data
Net assets, end of period (millions)	$479	$8	$4	$473	$6	$2
Ratio of operating expenses to average net assets[i]	1.50%[a]	2.25%[a]	1.75%[a]	1.51%	2.26%	1.76%
Ratio of net investment income to average net assets[j]	(0.70%)[a]	(1.46%)[a]	(0.98%)[a]	(0.82%)	(1.57%)	(1.07%)
Portfolio turnover rate	18.34%	18.34%	18.34%	51.25%	51.25%	51.25%

Year Ended October 31,

2001			2000			1999			1998

Class Y	Class C	Class A	Class Y	Class C	Class A	Class Y	Class C	Class A	Class Y	Class C

$20.07	$19.62	$19.98	$20.46	$20.18	$20.42	$21.53	$21.43	$20.33	$20.59	$21.07

(0.06)	(0.21)	(0.11)	(0.03)	(0.17)	(0.08)	0.07	(0.20)	(0.09)	(0.08)	(0.16)
1.01	0.98	1.00	1.18	1.15	1.18	2.45	2.54	1.93	3.62	0.52

0.95	0.77	0.89	1.15	0.98	1.10	2.52	2.34	1.84	3.54	0.36

(0.15)	(0.15)	(0.15)	(1.54)	(1.54)	(1.54)	(3.59)	(3.59)	(1.75)	(2.60)	—

(0.15)	(0.15)	(0.15)	(1.54)	(1.54)	(1.54)	(3.59)	(3.59)	(1.75)	(2.60)	—

$20.87	$20.24	$20.72	$20.07	$19.62	$19.98	$20.46	$20.18	$20.42	$21.53	$21.43

4.8%	4.0%	4.5%	6.1%	5.2%	5.8%	12.1%	11.2%	8.6%[b]	19.2%	1.7%[b]
$393	$6	$1	$377	$7	$1	$536	$20	$2	$392	$1
1.4%	2.2%	1.7%	1.4%	2.2%	1.7%	1.4%	2.1%	1.6%[a]	1.5%	2.2%[a]
(0.3%)	(1.0%)	(0.5%)	(0.2%)	(0.9%)	(0.4%)	0.3%	(0.9%)	(0.4%)[a]	(0.4%)	(1.1%)[a]
83%	83%	83%	55%	55%	55%	89%	89%	89%	83%	83%

FIRST EAGLE FUNDS, INC.
NOTES TO FINANCIAL HIGHLIGHTS

a

Annualized.

b

Not annualized.

c

Does not give effect to the deduction of the sales load.

d

March 2, 1998 inception date

e

July 31, 1998 inception date

f

November 20, 1998 inception date

g

June 5, 2000 inception date

h

September 4, 2001 inception date

i

The ratio of operating expenses to average net assets without the effect of earnings credits and in the case of the First Eagle U.S. Value Fund, without the effect of earnings credits and expense reimbursements are as follows:

	Six Months Ended April 30, 2003 (unaudited)			Year ended October 31,

				2002			2001

	Class A [a]	Class I a	Class Ca	Class A	Class I	Class C	Class A	Class I	Class C

First Eagle Global Fund	1.31%	1.06%	2.06%	1.34%	1.10%	2.10%	1.39%	1.14%	2.14%
First Eagle Overseas Fund	1.31%	1.06%	2.06%	1.40%	1.15%	2.15%	1.53%	1.28%	2.26%
First Eagle U.S. Value Fund[h]	1.51%	1.25%	2.25%	1.92%	1.69%	2.67%	3.33%[a]	3.16%[a]	4.05%[a]
First Eagle Gold Fund	1.53%	—	—	1.67%	—	—	2.66%	—	—

	Six Months Ended April 30, 2003 (unaudited)			Year ended October 31,

				2002			2001

	Class Ya	Class Ca	Class Aa	Class Y	Class C	Class A	Class Y	Class C	Class A

First Eagle Fund of America	1.50%	2.25%	1.75%	1.51%	2.26%	1.76%	1.4%	2.2%	1.7%

j

The ratio of net investment income to average net assets without the effect of earnings credits and in the case of the First Eagle U.S. Value Fund, without the effect of earnings credits and expense reimbursements are as follows:

	Six Months Ended April 30, 2003 (unaudited)			Year ended October 31,

				2002			2001

	Class Aa	Class Ia	Class Ca	Class A	Class I	Class C	Class A	Class I	Class C

First Eagle Global Fund	2.17%	2.39%	1.53%	2.14%	2.37%	1.31%	2.24%	2.47%	1.12%
First Eagle Overseas Fund	1.41%	1.77%	0.80%	0.96%	1.17%	0.19%	0.91%	1.10%	(0.08%)
First Eagle U.S. Value Fund[h]	2.01%	2.27%	1.25%	2.08%	2.29%	1.35%	1.62%[a]	2.02%[a]	0.80%[a]
First Eagle Gold Fund	(0.24%)	—	—	0.08%	—	—	0.35%	—	—

	Six Months Ended April 30, 2003 (unaudited)

	Class Ya	Class Ca	Class Aa

First Eagle Fund of America	(0.70%)	(1.46%)	(0.98%)

Period from April 1, 2000 to October 31,			Year Ended March 31,

2000			2000		1999		1998

Class Aa	Class Ia	Class Cag	Class A	Class I	Class A	Class Iae	Class A

1.36%	1.11%	1.85%	1.32%	1.07%	1.24%	1.63%	1.19%
1.41%	1.16%	1.94%	1.34%	1.15%	1.29%	1.21%	1.22%
—	—	—	—	—	—	—	—
2.59%	—	—	2.16%	—	1.64%	—	1.56%

Year Ended March 31,

2000			1999			1998

Class Y	Class C	Class A	Class Y	Class C	Class Aaf	Class Y	Class Cad	Class A

1.4%	2.2%	1.7%	1.4%	2.1%	1.6%	1.5%	2.2%	—

Period from April 1, 2000 to October 31,			Year Ended March 31,

2000			2000		1999		1998

Class Aa	Class Ia	Class Cag	Class A	Class I	Class A	Class Iae	Class A

2.78%	3.03%	1.11%	2.66%	2.87%	2.74%	2.42%	2.80%
2.23%	2.48%	(0.06%)	2.10%	2.14%	2.22%	1.79%	2.20%
—	—	—	—	—	—	—	—
2.89%	—	—	2.24%	—	1.99%	—	1.46%

FIRST EAGLE FUNDS, INC.

ADDITONAL INFORMATION
(unaudited)

MANAGEMENT OF THE COMPANY

The business of the Company is managed by its Board of Directors, which elects officers responsible for the day to day operations of the Funds and for the execution of the policies formulated by the Board of Directors.

Pertinent information regarding the members of the Board of Directors and principal officers of the Company is set forth below. Some of the Directors and officers are employees of the Adviser and its affiliates. At least a majority of the Company’s Board of Directors are not “interested persons” as that term is defined in the Investment Company Act.

INDEPENDENT DIRECTORS (1)

Name, Age and Address	Position Held With the Company	Term of Office(2) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Director	Other Directorships/ Trusteeships Held by Director

Candace K. Beinecke One Battery Park Plaza New York, New York 10004 (born December 1946)	Director	December 1999 to present	Chair, Hughes Hubbard & Reed	6	Director, ALSTOM; Director, Jacob’s Pillow Dance Festival, Inc.; Director, Merce Cunningham Dance Foundation, Inc.; Director, First Eagle Variable Funds, Inc. (1 portfolio)

Jean D. Hamilton (3) 1345 Avenue of the Americas New York, New York 10105 (born January 1947)	Director	March 2003 to present	Independent Consultant/Private Investor; prior to November 2002, Chief Executive Officer, Prudential Institutional, and Executive Vice President, Prudential Financial, Inc.; prior to November 1998, various executive positions within the Prudential organization	6

Director, Women’s Economic Round Table; Director and Treasurer, New York Women’s Forum; Director, Four Nations; Director, Standing Tall; Director, Glass Roots; Director, First Eagle Variable Funds, Inc. (1 portfolio)

William M. Kelly 500 Fifth Avenue, 50th Floor New York, New York 10110 (born February 1944)	Director	December 1999 to present	Senior Associate, Lingold Associates	6	Trustee, New York Foundation; Treasurer and Trustee, Black Rock Forest Consortium; Director, First Eagle Variable Funds, Inc. (1 portfolio)

Paul J. Lawler One Michigan Avenue East Battle Creek, Michigan, 49017 (born May 1948)	Director	March 2002 to present	Vice President Investments and Chief Investment Officer, W.K. Kellogg Foundation; prior to June 1997, Vice President for Finance, Renssalaer Polytechnic Institute	6

Director, Junior Achievement of Southwest Michigan; Finance Committee Member, Battle Creek Community Foundation; Custody Advisory Committee Member, The Bank of New York; Director, First Eagle Variable Funds, Inc. (1 portfolio)

Name, Age and Address	Position Held With the Company	Term of Office(2) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Director	Other Directorships/ Trusteeships Held by Director

Dominique Raillard 15 Boulevard Delessert 75016 Paris France (born June 1938)	Director	April 1987 to present	Independent Consultant/Private Investor; prior to December 2001, Managing Director of Act 2 International (Consulting)	6	Director, First Eagle Variable Funds, Inc. (1 portfolio)

Nathan Snyder 1345 Avenue of the Americas New York, New York 10105 (born October 1934)	Director	March 1983 to present	Independent Consultant/Private Investor	6	Director, First Eagle Variable Funds, Inc. (1 portfolio)

______________

(1)

Directors who are not “interested persons” of the Company as defined in the Investment Company Act.

(2)

The term of office of each Director expires on his/her 72nd birthday.

(3)

Ms. Hamilton was previously employed by certain of the Prudential companies, which provide portfolio brokerage and distribution services with respect to the Funds. She retired from her positions with those companies on November 16, 2002.

INTERESTED DIRECTORS(1)

Name, Age and Address	Position(s) Held With the Company	Term of Office(2) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Director	Other Directorships/ Trusteeships Held by Director

John P. Arnhold 1345 Avenue of the Americas New York, New York 10105 (born December 1953)	Co-President; Director	December 1999 to present	Co-President and Director, Arnhold and S. Bleichroeder Holdings, Inc.; President and Director, Natexis Bleichroeder Inc.; Co- President and Director, Arnhold and S. Bleichroeder Advisers, LLC; President and Director, Natexis Bleichroeder UK Ltd.; Co-President and Director, ASB Securities, LLC; Director Aquila International Fund, Ltd.; President, WorldVest, Inc.	6	Co-President; and Director, First Eagle Variable Funds, Inc. (1 portfolio)

James E. Jordan 1345 Avenue of the Americas New York, New York 10105 (born April 1944)	Director	December 1999 to present	Managing Director, Arnhold and S. Bleichroeder Advisers, LLC and Director, ASB Securities, LLC since July 2002; prior thereto, private investor and consultant to The Jordan Company (private investment banking firm) since June 1997; prior thereto, President and Chief Investment Officer of The William Penn Company (a registered investment adviser)	6

Director, Leucadia National Corporation; Director, Empire Insurance Company; Director J.Z. Equity Partners, Plc. (U.K. investment trust company); Director, Columbia University School of International and Public Affairs; Vice Chairman, New York State Board of The Nature Conservancy; Director, First Eagle Variable Funds, Inc. (1 portfolio).

Stanford S. Warshawsky 1345 Avenue of the Americas New York, New York 10105 (born October 1937)	Chairman of the Board; Director	December 1999 to present	Co-President, Secretary, and Director, Arnhold and S. Bleichroeder Holdings, Inc.; Co-President and Director, Arnhold and S. Bleichroeder Advisers, LLC; Co-President and Director, ASB Securities, LLC	6

Director, Enzo Biochem, Inc. since August 2002; Director, German-American Chamber of Commerce; Trustee, The Arthur F. Burns Fellowship; Chairman and Director, First Eagle Variable Funds, Inc.
(1 portfolio)

______________

(1)

Directors who are “interested persons” of the Company as defined in the Investment Company Act. Each of Messrs. Arnhold, Jordan and Warshawsky is an interested person of the Company by virtue of being an officer or an officer and a director of the Adviser.

(2)

The term of office of each Director expires on his/her 72nd birthday.

OFFICERS

Name, Age and Address	Position(s) Held With the Company	Term of Office and Length of Time Served (1)	Principal Occupation(s) During Past Five (5) Years

John P. Arnhold 1345 Avenue of the Americas New York, New York 10105 (born December 1953)	Co-President; Director	December 1999 to present	See table above related to Interested Directors

Jean-Marie Eveillard 1345 Avenue of the Americas New York, New York 10105 (born January 1940)	Co-President (portfolio manager)	December 1999 to present (with portfolio management responsibility since 1979)

Senior Vice President, Arnhold and S. Bleichroeder Advisers, LLC; Co-President, First Eagle Variable Funds, Inc.; prior to 1999, Director and President or Executive Vice President of Société Générale Asset Management Corp.

Charles de Vaulx 1345 Avenue of the Americas New York, New York 10105 (born October 1961)	Senior Vice President (portfolio manager)	December 1999 to present (with portfolio management responsibility since December 1996)

Senior Vice President, Arnhold and S. Bleichroeder Advisers, LLC; Senior Vice President, First Eagle Variable Funds, Inc.; Senior Vice President, Société Générale Asset Management Corp. since 1998, Associate Portfolio Manager from December 1996, Securities Analyst, prior to December 1996

Robert Bruno 1345 Avenue of the Americas New York, New York 10105 (born June 1964)	Vice President, Secretary and Treasurer	December 1999 to present	Senior Vice President, Arnhold and S. Bleichroeder Advisers, LLC; Senior Vice President, ASB Securities, LLC; Vice President, Secretary and Treasurer, First Eagle Variable Funds, Inc.

Suzan J. Afifi 1345 Avenue of the Americas New York, New York 10105 (born October 1952)	Vice President and Assistant Secretary	December 1999 to present	Vice President, Arnhold and S. Bleichroeder Advisers, LLC; Vice President, ASB Securities, LLC; Vice President and Assistant Secretary, First Eagle Variable Funds, Inc.

Edwin S. Olsen 1345 Avenue of the Americas New York, New York 10105 (born September 1939)	Vice President	November 2000 to present	Vice President, Arnhold and S. Bleichroeder Advisers, LLC; Vice President, First Eagle Variable Funds, Inc.; Vice President, SG Cowen Securities Corp. from prior to 1999

Andrew DeCurtis 1345 Avenue of the Americas New York, New York 10105 (born March 1968)	Vice President	November 2000 to present	Vice President, Arnhold and S. Bleichroeder Advisers, LLC; Vice President, First Eagle Variable Funds, Inc.

Stefanie Spritzler 1345 Avenue of the Americas New York, New York 10105 (born July 1973)	Assistant Treasurer	May 2000 to present	Vice President, Arnhold and S. Bleichroeder Advisers, LLC; Vice President, ASB Securities, LLC; Assistant Treasurer, First Eagle Variable Funds, Inc.

Winnie Chin 1345 Avenue of the Americas New York, New York 10105 (born July 1974)	Assistant Treasurer	March 2001 to present	Assistant Treasurer, First Eagle Variable Funds, Inc.

______________

(1)

The term of office of each officer is indefinite.

FIRST EAGLE FUNDS, INC.

First Eagle Fund of America—Special Shareholders’ Meeting

A Special Meeting of the Shareholders of the First Eagle Fund of America (the “Fund’’), then operating in its prior format as a series of the First Eagle Funds trust, was held on December 10, 2002. The shareholders were asked to vote on four separate proposals. Each proposal and the results of the vote are listed below:

1.

To approve a new Subadvisory Agreement between the Adviser and Iridian Asset Management LLC to ensure continuity of the Fund’s portfolio managers, David L. Cohen and Harold J. Levy.

For	275,828,290.17
Against	2,227,435.46
Abstain	2,331,235.89
Representing	60.86% in favor.

2.

To approve an amendment to the Investment Advisory Agreement permitting allocation to the Fund of certain expenses related to the Adviser’s “back office’’ accounting and book-keeping services for the Fund.

For	265,075,435.33
Against	12,719,599.13
Abstain	2,591,927.06
Representing	58.49% in favor.

3.

To continue the service of James E. Jordan and Paul J. Lawler on the Board of Trustees of the First Eagle Funds trust.

Mr. Jordan

For	376,108,884.66
Withheld	3,478,425.10
Representing	82.99% in favor

Mr. Lawler

For	376,395,527.57
Withheld	3,191,782.19
Representing	83.05% in favor

4.

To approve an Amended and Restated Rule 12b-1 Distribution and Services Agreement with respect to the Fund. Voting on this proposal was conducted on a Class-by-Class basis with each Class voting separately.

Class Y

For	258,660,561.09
Against	14,958,019.91
Abstain	2,615,107.63
Representing	58.07% in favor

Class A

For	925,265.26
Against	11,277.35
Abstain	76,909.63
Representing	52.04% in favor

Class C

For	3,007,184.66
Against	36,374.51
Abstain	96,261.48
Representing	50.11% in favor

First Eagle Funds, Inc. 1345 Avenue of the Americas New York, N.Y. 10105 www.firsteaglefunds.com

DIRECTORS AND OFFICERS

Directors
John P. Arnhold
Candace K. Beinecke
Jean D. Hamilton
James E. Jordan
William M. Kelly
Paul J. Lawler
Dominique Raillard
Nathan Snyder
Stanford S. Warshawsky

Officers
Stanford S. Warshawsky
Chairman of the Board

John P. Arnhold
Co-President

Jean-Marie Eveillard
Co-President

Charles de Vaulx
Senior Vice President

Robert Bruno
Vice President,
Secretary & Treasurer

Suzan J. Afifi
Vice President & Assistant
Secretary

Edwin S. Olsen
Vice President

Andrew DeCurtis
Vice President

Stefanie Spritzler
Assistant Treasurer

Winnie Chin
Assistant Treasurer

INVESTMENT ADVISER
Arnhold and S. Bleichroeder
  Advisers, LLC
1345 Avenue of the Americas
New York, N.Y. 10105

LEGAL COUNSEL
Shearman & Sterling
599 Lexington Avenue
New York, N.Y. 10022

CUSTODIAN
The Bank of New York
One Wall Street
New York, N.Y. 10286

SHAREHOLDER SERVICING AGENT
DST Systems, Inc.
330 West 9th Street
Kansas City, MO 64105
(800) 334-2143

UNDERWRITER
First Eagle Funds Distributors,
  a division of ASB Securities, LLC
1345 Avenue of the Americas
New York, N.Y. 10105

INDEPENDENT AUDITORS
KPMG LLP
757 Third Avenue
New York, N.Y. 10017

The financial information included herein is taken from the records of the Funds without examination by the Funds' independent auditors, who do not express an opinion thereon.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of First Eagle Funds, Inc.

Item 2.

Code of Ethics.

Not applicable at this time.

Item 3.

Audit Committee Financial Expert.

Not applicable at this time.

Items 4-6.

[Reserved]

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable at this time.

Item 8.

[Reserved]

Item 9.

Controls and Procedures.

(a) Not applicable at this time.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of our evaluation.

Item 10.

Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) in the exact form set forth below: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First Eagle Funds, Inc.
By (Signature and Title)*	/s/ John P. Arnhold
John P. Arnhold, Co-President

Date 6/25/2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John P. Arnhold
John P. Arnhold, Principal Executive Officer

Date 6/25/2003

By (Signature and Title)*	/s/ Robert Bruno
Robert Bruno, Principal Financial Officer

Date 6/25/2003

*

Print the name and title of each signing officer under his or her signature.